UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
Dear Shareholders,
A year ago we wrote of a continuing market recovery, begun in March of 2009. At that time it was an uncomfortable prediction given the unique constraints that high unemployment and a poor housing sector cast within our expectation of the economic recovery; we believed that 2010 would be a more “normal” year. As the year progressed, improving retail sales, strengthening corporate earnings and a stronger global market supported our forecast. In the past three months, retail sales have grown at their fastest rate in three years with consumer income, spending and sentiment levels well above expectations for the recent holiday season.
Many companies in the S&P 500 Index generate revenue today from operations overseas which will only continue growing as Asian markets further evolve into global consumers. While the global operations of our domestic companies certainly contributed to the referenced upside surprise in corporate earnings last year, many of those surprises were a carry-over from the cost cutting efforts begun in 2008 and 2009. To stay on track in 2011, improving earnings will likely require a resurgence of onshore business growth; this the result of increased confidence in the corporate business model and improving returns on invested corporate capital in a recovering domestic economy. These efforts will be supported by the extension of benign tax policy and sustained lower interest rate policies, at least temporarily. We do expect merger activities, stock buybacks and dividend increases to continue, but these will result from the improving business climate, contributing to expected additional growth later in the cycle.
As the market continued its rally from the second half of 2009, the S&P 500 Index delivered an annual return of over 15.06% percent for 2010, and returned almost 80 percent from the market trough in March of 2009. Last year was also a good year for bonds as investors continued to move their cash into fixed-income assets. In the aftermath of a near historic flight of cash into bonds, the Barclay’s Capital U.S. Aggregate Bond Index delivered a return of 6.54 percent for 2010. For the six month period ending January 31, 2011, the S&P 500 was up 17.93 percent, with the Barclay’s Capital U.S. Aggregate Bond Index returning 0.20 percent.
Foreigners were also big buyers of U.S. debt, with their ownership of Treasuries more than tripling since 2000, according to a recent report from ING (Global Perspectives 12/31/10). They now have more than 50% of the U.S. Treasury market, with China representing over 40% of the recent purchases. The large inflows of cash into the fixed income markets have pushed yields down, and created a predicament for yield hungry investors searching for safety and stability.
Shareholders of the Frost fund family have also benefited from the more optimistic tone of the financial markets. This year the equity fund offerings generally outperformed fixed-income offerings as investors became more comfortable with the recovering equity markets. As evidenced by the six-month returns, (as of 1/31/2011, Institutional Fund Class), of the Frost Core Growth Equity Fund, 20.47%, Dividend Value Equity Fund, 17.86%, Small Cap Equity Fund, 25.50%, and International Equity Fund, 15.95%, investors fared quite well relative to the broader equity market benchmark. Not to be outdone, our fixed income funds performed well during the same time frame relative to the overall fixed income market, with the Frost Low Duration Bond Fund delivering a return of 0.91% and the Total Return Bond Fund, 4.30%.
Markets will rightfully fret over growing deficit balances, a poorly performing housing sector, and high levels of unemployment in 2011 and beyond, but we expect these will begin showing improvement as the economy heals. A recent National Association for Business Economics poll hinted at the fact that businesses are more optimistic today about expanding their payrolls than at any time since 1998. While the poll highlights that business investment is improving, it may take another 3 to 4 years for those changes to bear fruit. With stocks relatively cheaper than bonds, volatility in the equity markets should continue to moderate, reflecting a rising level of consumer confidence, improving retail sales, and an expected resurgence in hiring. Fixed income markets may remain constrained, with bond valuations for some credit sectors near historic highs, and investors anticipating the first salvo of rising interest rates. We expect growth of the U.S. economy to remain in its upward trend. This may serve to boost the S&P index for 2011, and deliver another year of positive returns.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
As we enter 2011 we take additional comfort in the recognition our peers offer; for the second year in a row, Barron’s Magazine has named Frost Investment Advisors as one of the top fund families in their universe of managers. We also continue to maintain our competitive rank with Morningstar, as reflected by the stars they’ve accorded to our funds on the basis of our portfolio returns when measured against our peers. From those of us at Frost Investment Advisors, we again wish to thank our shareholders for their continued faith in our fund family. I assure you that our team of investment professionals stands ready to manage through market cycles, adding value to the strategies that our clients and shareholders have invested their funds in.
Yours,
Tom L. Stringfellow
President, Frost Investment Advisors, LLC.
This represents the Advisor’s assessment of the market environment at a specific point in time and should be not be relied upon by the reader as research or investment advice.
Morningstar ratings are based on risk adjusted returns and the Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three, five and ten year Morningstar Rating metrics. For each fund with a least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. Past performance is no guarantee of future results.
The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value. The Barclays Capital US Aggregate Bond Index represents securities that are SEC registered, taxable and dollar denominated. The index covers the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset backed securities. Investors cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CORE GROWTH EQUITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK† — 96.3%

Consumer Discretionary — 15.1%
Amazon.com*	34,401	$5,835,786
BorgWarner* (A)	67,490	4,548,826
Carnival	68,574	3,065,944
DIRECTV, Cl A*	91,450	3,876,565
Harman International Industries*	129,887	5,626,705
Lowe’s	60,390	1,497,672
O’Reilly Automotive* (A)	75,525	4,292,086
priceline.com* (A)	7,395	3,168,905
Starbucks	148,095	4,669,435
Starwood Hotels & Resorts Worldwide(A)	69,995	4,127,605
Urban Outfitters* (A)	109,880	3,716,142

		44,425,671

Consumer Staples — 8.8%
Coca-Cola	64,189	4,034,279
Costco Wholesale	78,972	5,673,349
Green Mountain Coffee Roasters* (A)	133,314	4,476,684
PepsiCo	43,359	2,788,417
Philip Morris International	104,917	6,005,449
Wal-Mart Stores	51,360	2,879,755

		25,857,933

Energy — 11.5%
Anadarko Petroleum	70,985	5,471,524
Exxon Mobil	79,415	6,407,202
Halliburton	42,570	1,915,650
Petroleo Brasileiro ADR	106,659	3,917,585
Schlumberger	95,513	8,499,702
Suncor Energy (A)	111,060	4,610,100
Weatherford International*	134,880	3,199,354

		34,021,117

Financials — 4.5%
Goldman Sachs Group	27,175	4,446,374
Invesco	125,189	3,097,176
JPMorgan Chase	65,932	2,962,984
MetLife (A)	61,069	2,795,128

		13,301,662

Health Care — 6.1%
Allergan	63,618	4,492,067
Celgene*	65,797	3,390,519
CR Bard (A)	32,920	3,106,002
Medco Health Solutions*	51,465	3,140,394
St. Jude Medical*	99,699	4,037,810

		18,166,792

Industrials — 14.4%
Cummins	55,026	5,826,153
Deere (A)	88,860	8,077,374
Emerson Electric	105,000	6,182,400
Illinois Tool Works	113,015	6,045,172
Rockwell Automation (A)	69,380	5,620,474
Southwest Airlines	295,248	3,498,689
Union Pacific	75,865	7,179,105

		42,429,367

Information Technology — 30.6%
Apple*	50,162	17,020,970
Baidu ADR*	25,980	2,822,207
Cisco Systems*	132,460	2,801,529
Cognizant Technology Solutions, Cl A*	89,986	6,564,479
EMC*	262,255	6,527,527
Fortinet* (A)	116,410	4,475,964
Google, Cl A*	14,230	8,543,123
Hewlett-Packard	68,233	3,117,566
International Business Machines	29,720	4,814,640
Lam Research*	54,085	2,698,300
Mastercard, Cl A	11,643	2,753,686
Microsoft	209,699	5,813,905
NetApp*	51,395	2,812,848
Oracle	198,470	6,356,994
QUALCOMM	140,685	7,615,279
SanDisk*	55,045	2,497,392
Visa, Cl A (A)	41,715	2,913,793

		90,150,202

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CORE GROWTH EQUITY FUND
JANUARY 31, 2011 (Unaudited)

	Shares/Face
Description	Amount	Value

Materials — 5.3%
Albemarle	50,860	$2,856,298
BHP Billiton ADR (A)	53,103	4,727,760
Potash Corp. of Saskatchewan	28,707	5,103,530
Praxair	32,104	2,986,956

		15,674,544

Total Common Stock (Cost $207,234,696)		284,027,288

CASH EQUIVALENTS** — 6.0%
AIM STIT-Government & Agency Portfolio, 0.020%	10,677,004	10,677,004
FFI Select Institutional Fund, 0.231%(B)	2,238,738	2,238,738
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	2,010,506	2,010,506
Invesco AIM Liquid Asset Money Fund, 0.184% (B)	646,234	646,234
Western Asset Institutional Cash Reserve, 0.209% (B)	2,010,506	2,010,506

Total Cash Equivalents (Cost $17,582,988)		17,582,988

REPURCHASE AGREEMENTS (B) — 10.9%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $10,770,657 (collateralized by various corporate obligations, ranging in par value $369,976-$1,507,879, 0.504%-9.375%, 2/15/11- 11/15/36; with total market value $11,309,096)	$10,770,568	10,770,568
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $7,180,448 (collateralized by various corporate obligations, ranging in par value $718-$2,872,151, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $7,539,470)	7,180,378	7,180,378
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $14,360,877 (collateralized by a Morgan Stanley corporate obligation, par value $14,464,596, 0.769%, 1/15/15; with total market value $15,578,795)	14,360,757	14,360,757

Total Repurchase Agreements (Cost $32,311,703)		32,311,703

Total Investments — 113.2% (Cost $257,129,387)		$333,921,979

Percentages are based on Net Assets of $294,941,940.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of January 31, 2011.

†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $38,325,653.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $39,217,687.

ADR — American Depositary Receipt

Cl — Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVIDEND VALUE EQUITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 93.5%

Consumer Discretionary — 7.0%
Gentex (A)	180,884	$5,800,950
Home Depot (A)	79,915	2,938,475
McDonald’s	55,105	4,059,585
Nordstrom	104,915	4,320,400
Yum! Brands	53,157	2,485,621

		19,605,031

Consumer Staples — 5.4%
Coca-Cola	85,053	5,345,581
Kellogg	48,410	2,435,023
Kraft Foods, Cl A (A)	78,915	2,412,431
Philip Morris International	89,053	5,097,394

		15,290,429

Energy — 17.3%
Chevron	108,730	10,321,739
ENI ADR	86,260	4,097,350
Exxon Mobil	36,823	2,970,880
Petroleo Brasileiro ADR	189,589	6,963,604
Schlumberger	94,452	8,405,283
Seadrill	167,400	5,549,310
Tenaris ADR (A)	64,534	3,044,069
Total ADR (A)	122,570	7,203,439

		48,555,674

Financials — 23.4%
American Express	62,400	2,706,912
Ameriprise Financial	169,915	10,475,260
BB&T (A)	300,669	8,310,491
HSBC Holdings ADR (A)	78,344	4,280,716
JPMorgan Chase	187,027	8,404,993
NYSE Euronext	215,220	6,846,148
PNC Financial Services Group	108,995	6,539,700
Sun Life Financial (A)	266,591	8,397,617
Wells Fargo	298,109	9,664,694

		65,626,531

Health Care — 9.1%
Becton Dickinson (A)	66,530	5,518,663
Cardinal Health	74,015	3,072,363
Johnson & Johnson	41,941	2,506,814
Medtronic	111,606	4,276,742
Merck	119,064	3,949,353
Novartis ADR (A)	110,740	6,185,936

		25,509,871

Industrials — 11.7%
Emerson Electric	96,590	5,687,219
General Electric	291,815	5,877,154
Honeywell International	151,730	8,498,397
Norfolk Southern	102,910	6,297,063
Ryder System	79,717	3,832,794
United Technologies	34,422	2,798,509

		32,991,136

Information Technology — 5.9%
Corning	136,715	3,036,440
Maxim Integrated Products	224,685	5,801,367
SAP ADR (A)	27,131	1,570,885
Telefonaktiebolaget LM Ericsson ADR (A)	492,885	6,096,987

		16,505,679

Materials — 6.8%
Air Products & Chemicals	60,038	5,238,315
BHP Billiton ADR (A)	59,991	5,340,999
Dow Chemical (A)	76,075	2,699,141
RPM International	70,555	1,653,104
Southern Copper	93,577	4,194,121

		19,125,680

Telecommunication Services — 3.6%
AT&T	146,035	4,018,883
BCE	120,020	4,360,327
Vodafone Group ADR (A)	58,423	1,656,876

		10,036,086

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVIDEND VALUE EQUITY FUND
JANUARY 31, 2011 (Unaudited)

	Shares/Face
Description	Amount	Value

Utilities — 3.3%
American Water Works	204,790	$5,222,145
Aqua America (A)	182,895	4,228,532

		9,450,677

Total Common Stock (Cost $220,075,879)		262,696,794

REGISTERED INVESTMENT COMPANIES — 2.8%

Exchange Traded Fund — 2.8%
SPDR KBW Regional Banking ETF (A)	302,295	7,898,968

Total Registered Investment Companies (Cost $8,091,732)		7,898,968

CASH EQUIVALENTS* — 7.6%
AIM STIT-Government & Agency Portfolio, 0.020%	9,961,375	9,961,375
FFI Select Institutional Fund, 0.231% (B)	3,653,925	3,653,925
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	3,281,420	3,281,420
Invesco AIM Liquid Asset Money Fund, 0.184% (B)	1,054,742	1,054,742
Western Asset Institutional Cash Reserve, 0.209% (B)	3,281,419	3,281,419

Total Cash Equivalents (Cost $21,232,881)		21,232,881

REPURCHASE AGREEMENTS (B) — 18.8%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $ 17,579,179 (collateralized by various corporate obligations, ranging in par value $603,851-$2,461,065, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $18,457,985)	$17,579,033	17,579,033
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $11,719,469 (collateralized by various corporate obligations, ranging in par value $1,172-$4,687,742, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $12,305,442)	11,719,355	11,719,355
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $23,438,906 (collateralized by a Morgan Stanley corporate obligation, par value $23,608,190, 0.769%, 1/15/15; with total market value $24,610,646)	23,438,711	23,438,711

Total Repurchase Agreements (Cost $52,737,099)		52,737,099

Total Investments — 122.7% (Cost $302,137,591)		$344,565,742

Percentages are based on Net Assets of $280,811,944.

*	Rate shown is the 7-day effective yield as of January 31, 2011.

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $62,256,721.

(B)	This security was purchased with cash collateral held from securities on loan.

The total value of such securities as of January 31, 2011 was $64,008,605.

ADR — American Depositary Receipt

Cl — Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 95.6%

Exchange Traded Fund — 64.2%
IQ Global Resources ETF (A)	10,595	$331,719
iShares Barclays Aggregate Bond Fund	3,667	387,455
iShares Barclays Intermediate Credit Bond Fund (A)	1,360	144,255
iShares FTSE/Xinhua China 25 Index Fund (A)	3,996	170,030
iShares iBoxx Investment Grade Corporate Bond Fund (A)	4,495	487,618
iShares Lehman Treasury Inflation-Protected Securities Fund	2,604	280,034
iShares MSCI EAFE Index Fund	8,961	532,642
iShares MSCI Emerging Markets Index Fund (A)	3,789	173,574
iShares MSCI Germany Index Fund (A)	15,808	397,887
iShares MSCI Singapore Index Fund	6,169	84,762
iShares MSCI South Korea Index Fund	1,449	88,969
iShares S&P MidCap 400 Index Fund	3,171	292,778
SPDR International Small Cap (A)	10,699	331,776
SPDR S&P 500 Trust	20,472	2,634,132
Vanguard Emerging Markets (A)	9,705	451,186
Vanguard Large Cap Fund	42,602	2,510,962
Vanguard Mega Cap 300 Fund (A)	9,702	426,500
Vanguard Mid Cap Fund (A)	6,564	499,323
Vanguard Small Cap Fund	3,991	291,902
Vanguard Small Cap Value Fund	5,499	369,863

		10,887,367

Open-End Funds — 28.2%
Cohen & Steers Institutional Global Realty Shares	8,344	174,305
Cohen & Steers Institutional Realty Shares	12,095	475,697
Frost Low Duration Bond Fund, Institutional Shares**	20,676	217,928
Ivy High Income Fund	81,662	688,407
Mainstay Convertible Fund	31,813	523,010
PIMCO Total Return Fund	177,928	1,930,519
Templeton Global Bond Fund	57,189	767,472

		4,777,338

Closed-End Fund — 3.2%
Eaton Vance Senior Floating-Rate Fund (A)	20,570	347,633
Macquarie Global Infrastructure Total Return Fund (A)	11,908	205,651

		553,284

Total Registered Investment Companies (Cost $15,693,402)		16,217,989

COMMON STOCK — 3.5%
Materials — 3.5%
BHP Billiton ADR (A)	3,503	311,872
Vale ADR, Cl B	8,266	287,905

Total Common Stock (Cost $489,440)		599,777

CASH EQUIVALENTS* — 5.7%
AIM STIT-Government & Agency Portfolio, 0.020%	304,994	304,994
FFI Select Institutional Fund, 0.231% (B)	213,628	213,628
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	191,850	191,850
Invesco AIM Liquid Asset Money Fund, 0.184% (B)	61,666	61,666
Western Asset Institutional Cash Reserve, 0.209% (B)	191,850	191,850

Total Cash Equivalents (Cost $963,988)		963,988

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
JANUARY 31, 2011 (Unaudited)

	Face
Description	Amount	Value

REPURCHASE AGREEMENTS (B) — 18.2%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $1,027,775 (collateralized by various corporate obligations, ranging in par value $35,304-$143,887, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $1,079,154)	$1,027,766	$1,027,766
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $685,184 (collateralized by various corporate obligations, ranging in par value $69-$274,071, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $719,443)	685,177	685,177
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $1,370,366 (collateralized by a Morgan Stanley corporate obligation, par value $1,380,264, 0.769%, 1/15/15; with total market value $1,438,873)	1,370,355	1,370,355

Total Repurchase Agreements (Cost $3,083,298)		3,083,298

Total Investments — 123.0% (Cost $20,230,128)		$20,865,052

Percentages are based on Net Assets of $16,961,890.

*	Rate shown is the 7-day effective yield as of January 31, 2011.

**	Affiliated Investment

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $3,655,539.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $3,742,292.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EAFE — Europe, Australasia, and Far East

FTSE — Financial Times and the London Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares/ Contracts	Value

REGISTERED INVESTMENT COMPANIES — 28.9%

Exchange Traded Fund — 25.2%
Consumer Staples Select Sector SPDR Fund	2,563	$74,019
IQ Global Resources ETF	1,593	49,875
IQ Hedge Macro Tracker ETF	3,461	93,724
IQ Hedge Multi-Strategy Tracker ETF	4,858	131,798
IQ Merger Arbitrage ETF	4,400	110,748
iShares Barclays 7-10 Year Treasury Bond Fund	3,660	343,308
iShares iBoxx Investment Grade Corporate Bond Fund	1,200	130,176
iShares MSCI EAFE Index Fund	1,910	113,530
iShares MSCI Emerging Markets Index Fund	2,663	121,992
iShares MSCI Pacific ex-Japan Index Fund	1,620	75,038
iShares S&P Europe 350 Index Fund	2,400	98,424
iShares S&P Latin America 40 Index Fund	380	19,521
iShares S&P MidCap 400 Index Fund	2,677	247,167
iShares S&P SmallCap 600 Index Fund	2,127	145,806
Materials Select Sector SPDR Fund	1,300	49,972
PowerShares Emerging Markets Sovereign Debt Portfolio	1,000	26,290
ProShares Credit Suisse 130/30	687	40,251
ProShares Ultra MidCap 400	1,110	73,005
ProShares Ultra S&P 500	2,414	121,014
ProShares Ultra SmallCap 600	1,200	55,416
SPDR Barclays Capital International Treasury Bond ETF	1,300	76,622
SPDR S&P 500 ETF Trust	2,841	365,552

		2,563,248

Open-End Fund — 3.4%
ASG Global Alternatives Fund	32,741	350,655

Closed-End Fund — 0.3%
Kayne Anderson MLP Investment Co	1,000	29,500

Total Registered Investment Companies (Cost $2,950,260)		2,943,403

COMMON STOCK — 0.7%

Financials — 0.7%
BlackRock Kelso Capital	6,071	69,817

Total Common Stock (Cost $70,966)		69,817

PURCHASED OPTIONS — 0.2%
iShares iBoxx Put Option, Expires 06/18/11, Strike Price $103.00*	12	1,500
iShares MSCI Emerging Markets Put Option, Expires 03/19/11, Strike Price $44.00*	16	1,600
iShares MSCI Emerging Markets Put Option, Expires 04/16/11 Strike Price $41.00*	10	780
iShares S&P Europe 350 Put Option, Expires 06/18/11, Strike Price $37.00*	24	3,360
iShares S&P Latin America Put Option, Expires 03/19/11, Strike Price $47.00*	3	180
iShares S&P MidCap 400 Put Option, Expires 05/21/11, Strike Price $85.00*	11	1,980
iShares S&P MidCap 400 Put Option, Expires 03/19/11, Strike Price $84.00*	10	700
iShares S&P SmallCap 600 Put Option, Expires 05/21/11, Strike Price $63.00*	14	2,450
Proshares Ultra MidCap 400 Put Option, Expires 05/21/11, Strike Price $59.00*	11	1,265
Proshares Ultra S&P 500 Put Option, Expires 06/18/11, Strike Price $46.00*	12	3,240
Proshares Ultra S&P 500 Put Option, Expires 03/19/11, Strike Price $47.00*	12	1,572
Proshares Ultra SmallCap 600 Put Option, Expires 06/18/11, Strike Price $41.00*	12	780
SPDR Barclays Capital International Put Option, Expires 07/16/11, Strike Price $57.00*	13	780
SPDR S&P 500 ETF Trust Put Option, Expires 04/16/11, Strike Price $121.00*	16	2,960
SPDR S&P 500 ETF Trust Put Option, Expires 04/16/11, Strike Price $120.00*	8	1,360

Total Purchased Options (Cost $33,573)		24,507

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
JANUARY 31, 2011 (Unaudited)

	Shares/
Description	Contracts	Value

CASH EQUIVALENT — 79.3%
AIM STIT — Liquid Assets Portfolio, 0.020%	8,087,121	$8,087,121

Total Cash Equivalent (Cost $8,087,121)		8,087,121

Total Investments — 109.1% (Cost $11,141,920)		$11,124,848

WRITTEN OPTIONS — (0.3)%
iShares Barclays 7-10 Year Call Option, Expires 02/19/11, Strike Price $95.00*	(10)	$(300)
iShares Barclays 7-10 Year Call Option, Expires 02/19/11, Strike Price $94.00*	(26)	(1,300)
iShares MSCI EAFE Index Call Option, Expires 06/18/11, Strike Price $62.00*	(10)	(1,900)
iShares S&P Europe 350 Call Option, Expires 06/18/11, Strike Price $42.00*	(24)	(3,960)
iShares S&P Latin America Call Option, Expires 03/19/11, Strike Price $55.00*	(3)	(90)
iShares S&P MidCap 400 Call Option, Expires 05/21/11, Strike Price $96.00*	(4)	(840)
iShares S&P MidCap 400 Call Option, Expires 05/21/11, Strike Price $95.00*	(7)	(1,995)
iShares S&P SmallCap 600 Call Option, Expires 05/21/11, Strike Price $72.00*	(14)	(2,870)
Proshares Ultra MidCap 400 Call Option, Expires 05/21/11, Strike Price $68.00*	(11)	(7,150)
Proshares Ultra S&P 500 Call Option, Expires 06/18/11, Strike Price $53.00*	(12)	(2,904)
Proshares Ultra SmallCap 600 Call Option, Expires 06/18/11, Strike Price $47.00*	(12)	(8,880)
SPDR S&P 500 ETF Trust Call Option, Expires 04/16/11, Strike Price $132.00*	(5)	(950)
SPDR S&P 500 ETF Trust Call Option, Expires 04/16/11, Strike Price $131.00*	(3)	(708)

Total Written Options (Premiums Received $(27,745))		$(33,847)

Percentages are based on Net Assets of $10,194,449.

* Non-income producing security.

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
DEEP VALUE EQUITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 87.9%

Consumer Discretionary — 8.1%
Gannett (A)	235,500	$3,471,270
H&R Block (A)	140,000	1,752,800
Home Depot (A)	100,700	3,702,739
JC Penney	27,500	881,925
Nintendo ADR	75,500	2,574,550
Staples	76,000	1,695,560

		14,078,844

Consumer Staples — 6.5%
Archer-Daniels-Midland	212,300	6,935,841
Wal-Mart Stores	75,900	4,255,713

		11,191,554

Energy — 5.1%
BP ADR (A)	78,300	3,716,901
ConocoPhillips	30,200	2,158,092
Valero Energy	117,700	2,984,872

		8,859,865

Financials — 19.6%
Allstate	126,200	3,929,868
Annaly Capital Management‡ (A)	248,300	4,427,189
Bank of America	193,830	2,661,286
Barclays ADR (A)	163,800	3,079,440
Fidelity National Financial, Cl A	282,071	3,793,855
Genworth Financial, Cl A*	66,800	906,476
Lincoln National	35,567	1,025,752
Marsh & McLennan (A)	227,800	6,351,064
RenaissanceRe Holdings	65,800	4,317,796
XL Group, Cl A	151,250	3,466,650

		33,959,376

Health Care — 7.3%
Abbott Laboratories	75,000	3,387,000
Becton Dickinson	27,500	2,281,125
Johnson & Johnson	34,400	2,056,088
Novartis ADR (A)	42,200	2,357,292
Teva Pharmaceutical Industries ADR	46,600	2,546,690

		12,628,195

Industrials — 9.4%
Boeing	84,800	5,891,904
Carlisle	51,100	1,926,981
Dover (A)	73,800	4,730,580
Ingersoll-Rand (A)	42,100	1,987,120
Raytheon	35,000	1,749,650

		16,286,235

Information Technology — 13.4%
Applied Materials	181,100	2,841,459
Black Box	99,456	3,499,857
Hewlett-Packard	39,400	1,800,186
International Business Machines	53,200	8,618,400
Pulse Electronics (A)	377,200	1,927,492
Western Union	224,000	4,542,720

		23,230,114

Materials — 4.8%
Alcoa (A)	117,200	1,942,004
Dow Chemical (A)	126,300	4,481,124
PPG Industries (A)	21,100	1,778,308

		8,201,436

Telecommunication Services — 11.9%
AT&T	306,092	8,423,652
Nippon Telegraph & Telephone ADR	328,100	7,621,763
Verizon Communications	125,100	4,456,062

		20,501,477

Utilities — 1.8%
Southern Union	115,300	3,080,816

Total Common Stock (Cost $161,643,956)		152,017,912

CASH EQUIVALENTS** — 15.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000%	21,993,074	21,993,074
FFI Select Institutional Fund, 0.231% (B)	1,729,004	1,729,004
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	1,552,737	1,552,737
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
DEEP VALUE EQUITY FUND
JANUARY 31, 2011 (Unaudited)

	Shares/Face
Description	Amount	Value

Invesco AIM Liquid Asset Money Fund, 0.184% (B)	499,094	$499,094
Western Asset Institutional Cash Reserve, 0.209% (B)	1,552,738	1,552,738

Total Cash Equivalents (Cost $27,326,647)		27,326,647

REPURCHASE AGREEMENTS (B) — 14.4%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $8,318,306 (collateralized by various corporate obligations, ranging in par value $285,737-$1,164,553, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $8,734,149)	$8,318,237	8,318,237
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $5,545,545 (collateralized by various corporate obligations, ranging in par value $555-$2,218,196, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $5,822,822)	5,545,491	5,545,491
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $11,091,075 (collateralized by a Morgan Stanley corporate obligation, par value $11,171,178, 0.769%, 1/15/15; with total market value $11,645,531)	11,090,982	11,090,982

Total Repurchase Agreements (Cost $24,954,710)		24,954,710

Total Investments — 118.1% (Cost $213,925,313)		$204,299,269

Percentages are based on Net Assets of $172,940,642.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of January 31, 2011.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $29,456,784.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $30,288,283.

ADR — American Depositary Receipt

Cl — Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 97.8%

Consumer Discretionary — 10.1%
Chico’s FAS	179,251	$1,957,421
Harman International Industries*	55,000	2,382,600
hhgregg* (A)	71,517	1,310,906
Jack in the Box* (A)	104,000	2,281,760
Lions Gate Entertainment* (A)	321,912	1,995,854
Morton’s Restaurant Group* (A)	235,077	1,506,843
Office Depot*	571,119	2,998,375
Penske Automotive Group*	140,000	2,366,000
Saks* (A)	171,033	2,004,507
Skechers U.S.A., Cl A* (A)	89,928	1,849,819
Weight Watchers International	55,671	2,160,035

		22,814,120

Consumer Staples — 3.6%
BJ’s Wholesale Club*	54,000	2,372,760
Diamond Foods (A)	26,444	1,316,118
Fresh Del Monte Produce	93,000	2,459,850
Fresh Market* (A)	53,280	1,959,106

		8,107,834

Energy — 8.3%
Basic Energy Services*	74,474	1,359,895
Carrizo Oil & Gas*	69,551	2,354,301
Complete Production Services*	37,756	1,054,903
Forest Oil*	62,400	2,421,120
Key Energy Services*	190,000	2,528,900
Lufkin Industries (A)	39,000	2,602,080
Oil States International*	36,000	2,439,360
Swift Energy* (A)	57,000	2,431,620
Union Drilling*	225,824	1,648,515

		18,840,694

Financials — 15.9%
Alterra Capital Holdings (A)	106,000	2,284,300
American Equity Investment Life Holding (A)	177,000	2,244,360
Calamos Asset Management, Cl A	104,517	1,607,471
Cathay General Bancorp (A)	148,000	2,561,880
FXCM, Cl A* (A)	121,177	1,644,372
Hanover Insurance Group	49,000	2,317,700
HFF, Cl A*	116,031	1,463,151
Lazard, Cl A	54,004	2,253,047
National Financial Partners* (A)	248,288	3,148,292
Pebblebrook Hotel Trust‡	105,783	2,174,899
Penson Worldwide* (A)	369,152	1,757,164
Popular*	744,502	2,389,851
PrivateBancorp, Cl A	164,000	2,520,680
Reinsurance Group of America, Cl A	41,000	2,359,960
Texas Capital Bancshares* (A)	104,000	2,536,560
WSFS Financial	60,896	2,734,230

		35,997,917

Health Care — 14.4%
Alere* (A)	62,000	2,428,540
Arthrocare*	49,844	1,395,133
Cepheid* (A)	91,663	2,177,913
Emdeon, Cl A*	175,000	2,570,750
Health Net*	81,000	2,310,930
Human Genome Sciences* (A)	64,650	1,568,409
Medicis Pharmaceutical, Cl A	90,000	2,288,700
Myriad Genetics*	83,156	1,659,794
NuVasive* (A)	95,531	2,669,614
Orthofix International*	78,000	2,230,800
Par Pharmaceutical*	120,258	4,295,616
Salix Pharmaceuticals* (A)	76,992	3,154,362
Universal Health Services, Cl B	55,000	2,315,500
Viropharma*	98,783	1,620,041

		32,686,102

Industrials — 19.4%
AerCap Holdings*	145,927	2,177,231
Allegiant Travel, Cl A (A)	67,809	3,155,831
Alliant Techsystems	31,000	2,348,560
Ameron International	26,997	1,861,983
Briggs & Stratton	116,000	2,316,520
Carlisle	57,383	2,163,913
Cenveo*	588,740	3,167,421
Chicago Bridge & Iron*	69,000	2,269,410
Crane	54,000	2,398,140
Curtiss-Wright (A)	68,000	2,359,600
Diana Containerships*	1,959	24,493
Diana Shipping*	175,000	2,031,750
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
JANUARY 31, 2011 (Unaudited)

Description	Shares/ Face Amount	Value

FTI Consulting*	58,026	$2,116,208
GATX	67,590	2,247,368
Harsco	77,000	2,484,790
Keyw Holding* (A)	142,014	2,069,144
Kirby*	48,000	2,243,520
Robbins & Myers	42,600	1,769,178
Spirit Aerosystems Holdings, Cl A*	100,000	2,362,000
Wabtec	43,100	2,336,020

		43,903,080

Information Technology — 20.4%
Advanced Energy Industries* (A)	163,628	2,527,234
Broadridge Financial Solutions	101,000	2,311,890
Brocade Communications Systems*	453,643	2,558,547
Compuware*	103,148	1,105,747
Diebold	78,000	2,391,480
DragonWave* (A)	295,772	2,105,897
Euronet Worldwide*	127,000	2,322,830
Integrated Device Technology*	471,380	3,007,404
Jabil Circuit	114,000	2,303,940
Microsemi*	102,000	2,293,980
NCR*	147,000	2,410,800
Netlogic Microsystems* (A)	63,948	2,229,227
NICE Systems ADR*	61,641	2,016,894
PMC — Sierra*	308,000	2,408,560
Progress Software*	72,186	2,067,407
Sourcefire* (A)	85,663	2,108,166
Super Micro Computer*	194,461	2,737,039
Synopsys* (A)	85,000	2,306,050
Teradyne* (A)	156,000	2,602,080
TriQuint Semiconductor*	180,000	2,368,800

		46,183,972

Materials — 5.7%
Buckeye Technologies	100,754	2,534,971
Coeur d’Alene Mines* (A)	86,558	2,023,726
Intrepid Potash* (A)	43,050	1,555,827
Solutia*	97,100	2,274,082
STR Holdings* (A)	114,546	2,093,901
Temple-Inland	101,000	2,422,990

		12,905,497

Total Common Stock (Cost $193,107,498)		221,439,216

CASH EQUIVALENTS** — 6.6%
AIM STIT-Government & Agency Portfolio, 0.020%	6,231,048	6,231,048
FFI Select Institutional Fund, 0.231% (B)	2,781,070	2,781,070
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	2,497,550	2,497,550
Invesco AIM Liquid Asset Money Fund, 0.184% (B)	802,784	802,784
Western Asset Institutional Cash Reserve, 0.209% (B)	2,497,550	2,497,550

Total Cash Equivalents (Cost $14,810,002)		14,810,002

REPURCHASE AGREEMENTS (B) — 17.7%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $13,379,842 (collateralized by various corporate obligations, ranging in par value $459,602-$1,873,162, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $14,048,717)	$13,379,730	13,379,730
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $8,919,907 (collateralized by various corporate obligations, ranging in par value $892-$3,567,928, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $9,365,902)	8,919,820	8,919,820
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $17,839,789 (collateralized by a Morgan Stanley corporate obligation, par value $17,968,634, 0.769%, 1/15/15; with total market value $18,731,622)	17,839,640	17,839,640

Total Repurchase Agreements (Cost $40,139,190)		40,139,190

Total Investments — 122.1% (Cost $248,056,690)		$276,388,408

Percentages are based on Net Assets of $226,361,395.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of January 31, 2011.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $47,216,018.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $48,718,144.

ADR — American Depositary Receipt

Cl — Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 95.7%

Australia — 2.0%
BHP Billiton	133,828	$5,900,588

Brazil — 3.3%
BM&F BOVESPA	479,210	3,349,209
Embraer ADR (A)	80,300	2,649,900
Natura Cosmeticos	148,800	3,811,722

		9,810,831

Canada — 5.1%
Canadian National Railway	71,300	4,834,755
Canadian Natural Resources (A)	118,180	5,270,413
Cenovus Energy (A)	41,910	1,448,348
Potash Corp. of Saskatchewan	19,989	3,553,644

		15,107,160

China — 3.8%
China Merchants Bank, Cl H	1,743,080	4,104,731
Industrial & Commercial Bank of China, Cl H	6,807,800	5,064,418
Sinopharm Group, Cl H	581,600	2,055,137

		11,224,286

Denmark — 3.1%
Novo Nordisk, Cl B	63,060	7,105,238
Vestas Wind Systems* (A)	62,968	2,170,672

		9,275,910

France — 8.4%
Air Liquide	39,846	4,975,773
BNP Paribas	83,997	6,277,614
Lafarge	72,788	4,311,566
LVMH Moet Hennessy Louis Vuitton	39,865	6,223,364
Publicis Groupe	61,844	3,182,058

		24,970,375

Germany — 8.3%
Allianz	10,700	1,485,847
Deutsche Bank	90,000	5,318,176
Fresenius Medical Care & KGaA	83,500	4,884,368
SAP	133,013	7,686,887
Siemens (A)	42,200	5,408,360

		24,783,638

Hong Kong — 4.4%
CNOOC	2,865,475	6,321,495
Hong Kong Exchanges and Clearing	297,900	6,831,763

		13,153,258

Ireland — 1.1%
Covidien	68,000	3,227,960

Israel — 2.5%
Teva Pharmaceutical Industries ADR	135,164	7,386,713

Japan — 10.2%
Canon	92,336	4,529,032
Dai-ichi Life Insurance	2,079	3,263,163
Fanuc	23,541	3,717,906
Komatsu	255,780	7,617,918
Mitsubishi UFJ Financial Group	966,200	5,015,857
Toyota Motor	151,855	6,291,823

		30,435,699

Mexico — 2.7%
America Movil ADR, Ser L	64,568	3,679,730
Wal-Mart de Mexico	1,600,580	4,453,168

		8,132,898

Netherlands — 5.7%
APERAM*	8,425	345,386
ArcelorMittal	168,500	6,137,379
ING Groep	370,300	4,219,140
Schlumberger	69,150	6,153,659

		16,855,564

Norway — 1.0%
Seadrill	86,953	2,859,355

South Korea — 1.6%
Hyundai Motor	30,628	4,898,291

Spain — 2.1%
Telefonica	251,251	6,309,046

Sweden — 1.8%
Hennes & Mauritz, Cl B	167,084	5,480,457

Switzerland — 5.7%
Julius Baer Group	72,705	3,289,861
Logitech International* (A)	80,186	1,502,479
Nestle	97,800	5,288,306
Novartis	121,287	6,751,014

		16,831,660

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
JANUARY 31, 2011 (Unaudited)

Description	Shares/ Face Amount	Value

Taiwan — 2.3%
HTC	200,000	$6,724,480

Turkey — 1.0%
Turkiye Garanti Bankasi	690,400	3,074,952

United Kingdom — 17.9%
Amdocs*	34,874	1,016,229
ARM Holdings	351,300	2,902,887
BG Group	243,217	5,456,754
British American Tobacco	172,837	6,379,843
British Sky Broadcasting Group	312,146	3,774,045
Carnival	137,038	6,254,437
Kingfisher	1,127,876	4,551,601
Pearson	170,654	2,798,458
Reckitt Benckiser Group	89,867	4,885,875
SABMiller	111,923	3,622,329
Standard Chartered	217,770	5,680,957
Tesco	943,621	6,085,294

		53,408,709

United States — 1.7%
Southern Copper	68,600	3,074,652
Thomson Reuters	53,400	2,133,440

		5,208,092

Total Common Stock (Cost $231,854,009)		285,059,922

PREFERRED STOCK — 2.6%

Germany — 2.6%
Volkswagen	48,304	7,801,952

Total Preferred Stock (Cost $4,481,244)		7,801,952

CASH EQUIVALENTS** — 2.2%
AIM STIT-Government & Agency Portfolio, 0.020%	3,921,690	3,921,690
FFI Select Institutional Fund, 0.231% (B)	898,515	898,515
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	806,915	806,915
Invesco AIM Liquid Asset Money Fund, 0.184% (B)	259,366	259,366
Western Asset Institutional Cash Reserve, 0.209% (B)	806,915	806,915

Total Cash Equivalents (Cost $6,693,401)		6,693,401

REPURCHASE AGREEMENTS (B) — 4.4%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $4,322,795 (collateralized by various corporate obligations, ranging in par value $148,489- $605,186, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $4,538,897)	$4,322,759	4,322,759
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $2,881,867 (collateralized by various corporate obligations, ranging in par value $288-$1,152,736, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $3,025,960)	2,881,839	2,881,839
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $5,763,726 (collateralized by a Morgan Stanley corporate obligation, par value $5,805,354, 0.769%, 1/15/15; with total market value $6,051,862)	5,763,678	5,763,678

Total Repurchase Agreements (Cost $12,968,276)		12,968,276

Total Investments — 104.9% (Cost $255,996,930)		$312,523,551

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2011, is as follows:

	Settlement	Currency	Currency	Unrealized
Counterparty	Date	to Deliver	to Receive	Depreciation

State Street	5/24/11	MXP 85,544,300	USD 6,837,839	$(152,282)
Percentages are based on Net Assets of $297,989,666.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of January 31, 2011.

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $15,047,442.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $15,739,987.

ADR — American Depositary Receipt

Cl — Class

MXP — Mexican Peso

Ser — Series

USD — United States Dollar
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
JANUARY 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 23.3%

Automotive — 13.4%
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl D 4.980%, 01/08/18	$4,000,000	$4,034,612
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl C 2.760%, 05/09/16	4,000,000	3,973,461
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2 0.840%, 06/09/14	1,000,000	999,957
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl D 3.520%, 08/08/16	4,000,000	3,988,562
DT Auto Owner Trust, Ser 2010-1A, Cl D 5.920%, 09/15/16 (A)	500,000	499,858
Fifth Third Auto Trust, Ser 2008-1, Cl A4A 4.810%, 01/15/13	1,909,449	1,940,793
Ford Credit Auto Owner Trust, Ser 2010-B, Cl C 2.770%, 05/15/16	500,000	503,280
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A 0.511%, 06/15/13 (B)	5,000,000	4,988,119
Ford Credit Floorplan Master Owner Trust, Ser 2010-5, Cl B 1.820%, 09/15/15 (A)	1,683,000	1,671,505
Harley-Davidson Motorcycle Trust, Ser 2008-1, Cl A4 4.900%, 12/15/13	1,000,000	1,033,341
Hertz Vehicle Financing, Ser 2010-1A, Cl A1 2.600%, 02/25/15 (A)	500,000	507,650
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl C 3.060%, 11/15/17	5,000,000	4,974,356
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A4 5.310%, 05/13/13	2,674,585	2,701,999
Wachovia Auto Loan Owner Trust, Ser 2007-1, Cl C 5.450%, 10/22/12	1,650,000	1,677,810
World Omni Auto Receivables Trust, Ser 2007-B, Cl A4 5.390%, 05/15/13	782,224	802,229

		34,297,532

Credit Cards — 6.9%
Bank of America Credit Card Trust, Ser 2007-A8, Cl A8 5.590%, 11/17/14	2,000,000	2,132,012
Cabela’s Master Credit Card Trust, Ser 2010-1A, Cl A2 1.711%, 01/16/18 (A) (B)	2,000,000	2,071,233
Capital One Multi-Asset Execution Trust, Ser 2006-C3, Cl C3 0.581%, 07/15/14 (B)	3,000,000	2,972,910
Chase Issuance Trust, Ser 2008-A4, Cl A4 4.650%, 03/15/15	2,500,000	2,686,356
Citibank, Ser 2004-B2, Cl B2 0.583%, 10/07/13 (B)	750,000	749,069
GE Capital Credit Card Master Note Trust, Ser 2007-2, Cl A 0.301%, 03/15/15 (B)	2,000,000	1,990,810
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A 0.810%, 01/17/17 (B)	2,500,000	2,500,000
MBNA Credit Card Master Note Trust, Ser 2002-C1, Cl C1 6.800%, 07/15/14	1,000,000	1,055,924
World Financial Network Credit Card Master Trust II, Ser 2010-1A, Cl A 4.160%, 09/15/17 (A)	500,000	515,676
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B 6.750%, 04/15/19	1,000,000	1,094,185

		17,768,175

Other Asset-Backed Securities — 3.0%
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl B 1.911%, 12/15/15 (A) (B)	1,000,000	1,000,000
John Deere Owner Trust, Ser 2008-A, Cl A4 4.890%, 03/16/15	908,795	920,591
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value
Marriott Vacation Club Owner Trust, Ser 2009-2A, Cl A 4.809%, 07/20/31 (A)	$2,085,888	$2,148,570
Sierra Receivables Funding, Ser 2007-2A, Cl A2 1.261%, 09/20/19 (A) (B)	866,010	841,343
Sierra Receivables Funding, Ser 2010-1A, Cl A1 4.480%, 07/20/26 (A)	2,721,938	2,747,851

		7,658,355

Total Asset-Backed Securities (Cost $58,231,039)		59,724,062

U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Inflationary Protection Security 1.250%, 04/15/14	1,000,000	1,099,629
U.S. Treasury Note
0.750%, 09/15/13 (C)	5,000,000	4,992,190
0.625%, 07/31/12 to 01/31/13 (C)	25,000,000	25,060,430
0.500%, 11/30/12 to 11/15/13 (C)	15,000,000	14,897,460
0.375%, 08/31/12	10,000,000	9,989,840

Total U.S. Treasury Obligations (Cost $56,009,802)		56,039,549

CORPORATE OBLIGATIONS — 20.6%

Consumer Discretionary — 1.4%
AutoZone 6.950%, 06/15/16	3,000,000	3,476,598

Consumer Staples — 3.2%
Clorox 5.950%, 10/15/17	3,000,000	3,372,909
CVS Caremark 4.875%, 09/15/14	1,000,000	1,094,386
Macy’s Retail Holdings 7.450%, 09/15/11	1,187,000	1,228,545
Wal-Mart Stores 2.250%, 07/08/15	2,500,000	2,499,162

		8,195,002

Energy — 2.4%
BP AMI Leasing (A) 5.523%, 05/08/19	3,000,000	3,193,023
Noble Holding International 3.450%, 08/01/15	3,000,000	3,079,893

		6,272,916

Financials — 6.2%
Credit Suisse NY MTN 5.000%, 05/15/13	2,000,000	2,142,484
Fifth Third Bancorp 6.250%, 05/01/13	3,000,000	3,260,757
Metropolitan Life Global Funding I (A) 5.125%, 06/10/14	3,000,000	3,274,848
Morgan Stanley (B) 1.903%, 01/24/14	5,000,000	5,021,680
ProLogis‡ 5.750%, 04/01/16	2,000,000	2,136,496

		15,836,265

Health Care — 2.6%
McKesson 5.250%, 03/01/13	3,000,000	3,222,900
Wyeth 5.500%, 02/15/16	3,000,000	3,396,546

		6,619,446

Industrials — 1.4%
Ingersoll-Rand Global Holding 9.500%, 04/15/14	3,000,000	3,610,134

Information Technology — 2.6%
Fiserv
6.125%, 11/20/12	1,646,000	1,777,402
3.125%, 10/01/15	2,000,000	2,001,232
International Business Machines 1.000%, 08/05/13	3,000,000	3,005,583

		6,784,217

Sovereign — 0.8%
Republic of Austria MTN (A) 2.000%, 11/15/12	2,000,000	2,039,434

Total Corporate Obligations (Cost $49,957,648)		52,834,012

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.9%
FFCB
4.820%, 10/12/12	5,500,000	5,892,343
4.400%, 01/03/13	1,935,000	2,073,095
FHLB
6.700%, 07/22/14	500,000	588,774
2.750%, 02/04/21 (B)	4,000,000	3,994,000
2.450%, 11/10/17	5,000,000	4,735,040
0.907%, 02/22/16 (B)	3,250,000	3,250,000
0.625%, 09/03/11 (D)	5,000,000	4,977,335
FNMA 2.250%, 03/30/11 (D)	5,000,000	4,947,420

Total U.S. Government Agency Obligations (Cost $30,141,838)		30,458,007

MUNICIPAL BONDS — 7.6%
City of Colorado Springs Colorado, Ser A, RB, DEXIA (B) Callable 02/02/11 @ 100 0.350%, 11/01/23	950,000	950,000
City of El Paso Texas, GO 3.610%, 08/15/14	500,000	528,555
Florida Hurricane Catastrophe Fund Finance, Ser A, RB (B) Callable 02/15/11 @ 100 1.041%, 10/15/12	2,000,000	1,957,080
Georgia Municipal Gas Authority, Ser F, RB 3.071%, 08/01/11	1,000,000	1,010,340
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND JANUARY 31, 2011 (Unaudited)

	Shares/
Description	Face Amount	Value
Louisiana Public Facilities Authority, RB (B) 1.150%, 08/01/50	$2,000,000	$2,000,000
Municipal Electric Authority of Georgia, RB, AGM (B) Callable 02/02/11 @ 100 0.370%, 01/01/20	2,035,000	2,035,000
New York Institute of Technology, Ser A-RMKT, RB 4.799%, 03/01/14	3,400,000	3,462,050
North Carolina Eastern Municipal Power Agency, Ser C, RB 4.430%, 01/01/14	1,500,000	1,523,280
Oklahoma County Finance Authority, RB 5.350%, 09/01/15	750,000	797,648
San Antonio Convention Hotel Finance, Ser B, RB, AMBAC 4.800%, 07/15/13	1,215,000	1,241,426
South Texas Detention Complex Local Development Authority, RB, National-RE 4.340%, 02/01/11	1,865,000	1,865,000
Will County Community Unit School District No. 365 Valley View, Ser B, GO, AGM 4.750%, 11/01/15	2,000,000	2,098,280

Total Municipal Bonds (Cost $19,163,771)		19,468,659

MORTGAGE-BACKED SECURITIES — 6.7%

Agency Mortgage-Backed Obligation — 5.9%
GNMA, Ser 2009-116, Cl VB 5.000%, 12/20/39	2,410,758	2,437,686
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	9,187,255	9,842,533
GNMA, Ser 2010-80, Cl F 0.661%, 04/20/40 (B)	2,887,513	2,866,428

		15,146,647

Non-Agency Mortgage-Backed Obligation — 0.8%
Morgan Stanley Capital I, Ser 2003-IQ4, Cl C 4.270%, 05/15/40	2,000,000	1,952,130

Total Mortgage-Backed Securities (Cost $16,864,935)		17,098,777

COMMERCIAL PAPER — 0.2%
Barton Capital 0.263%, 04/12/11 (A) (Cost $499,744)	500,000	499,763

CERTIFICATE OF DEPOSIT — 0.1%
Legacy Bank Texas 1.390%, 02/25/11 (Cost $245,000)	245,000	245,215

CASH EQUIVALENTS* — 2.3%
AIM STIT-Government & Agency Portfolio, 0.020%	2,309,354	2,309,354
FFI Select Institutional Fund, 0.231% (E)	1,160,251	1,160,251
Fidelity Institutional Prime Money Market Fund, 0.231% (E)	1,041,967	1,041,967
Invesco AIM Liquid Asset Money Fund, 0.184% (E)	334,918	334,918
Western Asset Institutional Cash Reserve, 0.209% (E)	1,041,966	1,041,966

Total Cash Equivalents (Cost $5,888,456)		5,888,456

REPURCHASE AGREEMENTS — 16.3%
BNP Paribas (E)
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $5,582,012 (collateralized by various corporate obligations, ranging in par value $191,744-$781,475, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $5,861,064)	$5,581,966	5,581,966
Goldman Sachs
0.180%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $25,000,125 (collateralized by FHLMC obligations, par value $3,065,000-$22,450,000, 0.000%, 6/22/12; total market value $25,515,000)	25,000,000	25,000,000
HSBC Securities (E)
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $3,721,347 (collateralized by various corporate obligations, ranging in par value $372-$1,488,524, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $3,907,414)	3,721,311	3,721,311
Mizuho (E)
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $7,442,683 (collateralized by a Morgan Stanley corporate obligation, par value $7,496,437, 0.769%, 1/15/15; with total market value $7,814,752)	7,442,621	7,442,621

Total Repurchase Agreements (Cost $41,745,898)		41,745,898

Total Investments — 110.9% (Cost $278,748,131)		$284,002,398

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND JANUARY 31, 2011 (Unaudited)

Percentages are based on Net Assets of $256,163,477
*	Rate shown is the 7-day effective yield as of January 31, 2011.
‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported is the rate in effect as of January 31, 2011.

(C)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $19,982,974.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2011. The coupon on a step bond changes on a specified date.

(E)	This security was purchased with cash collateral held from securities on loan.

The total value of such securities as of January 31, 2011 was $20,325,000.
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Corporation
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
National-RE — (formerly MBIA) — National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND JANUARY 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 35.2%

Consumer Discretionary — 3.1%
AutoZone 7.125%, 08/01/18	$2,000,000	$2,320,596
Best Buy 6.750%, 07/15/13	3,000,000	3,321,612
O’Reilly Automotive 4.875%, 01/14/21	5,000,000	4,964,655
Yum! Brands 6.250%, 04/15/16	3,000,000	3,390,795

		13,997,658

Energy — 6.3%
Anadarko Petroleum 8.700%, 03/15/19	5,000,000	6,123,985
Nisource Finance (A) 10.750%, 03/15/16	3,000,000	3,956,490
Suncor Energy 6.100%, 06/01/18	3,000,000	3,412,866
Transocean (A) 5.250%, 03/15/13	10,000,000	10,637,860
Valero Energy 9.375%, 03/15/19	3,000,000	3,814,269

		27,945,470

Financials — 20.9%
American Express Credit MTN 7.300%, 08/20/13	3,000,000	3,389,544
Bank of America MTN (B) 5.250%, 03/12/13	5,000,000	4,800,710
Barclays Bank MTN (C) 6.000%, 01/14/21	5,000,000	4,936,590
BioMed Realty‡ 6.125%, 04/15/20	2,000,000	2,107,090
Capital One Bank USA 8.800%, 07/15/19	5,000,000	6,206,270
CIT Group (A) 7.000%, 05/01/15	5,000,000	5,068,750
Citigroup (C) 0.428%, 03/07/14	10,000,000	9,651,850
Farmers Exchange Capital (D) 7.050%, 07/15/28	5,947,000	5,752,890
Ford Motor Credit (C) 3.053%, 01/13/12	5,000,000	5,037,500
General Electric Capital MTN (C) 0.691%, 05/05/26	5,000,000	4,212,155
HSBC Finance (C) 0.726%, 06/01/16	3,000,000	2,797,794
Irish Life & Permanent Group Holdings (D) 3.600%, 01/14/13	5,000,000	4,529,680
JPMorgan Chase 6.300%, 04/23/19	3,000,000	3,382,833
Keycorp MTN 6.500%, 05/14/13	5,000,000	5,477,645
Morgan Stanley MTN
5.000%, 06/11/13 (B)	5,000,000	4,972,500
2.786%, 05/14/13 (A) (C)	5,000,000	5,170,645
PHH (D) 9.250%, 03/01/16	3,000,000	3,217,500
SLM MTN (C) 0.533%, 10/25/11	10,370,000	10,339,346
Wachovia (C) 0.572%, 06/15/17	3,000,000	2,830,878

		93,882,170

Information Technology — 1.0%
Corning 6.625%, 05/15/19	4,000,000	4,605,896

Telecommunication Services — 3.9%
Crown Castle Towers (D) 6.113%, 01/15/20	2,500,000	2,657,500
Qwest 7.500%, 06/15/23	3,000,000	3,007,500
Verizon Communications 5.500%, 02/15/18	2,000,000	2,199,028
WCP Wireless Site Funding (D) 6.829%, 11/15/15	10,000,000	9,602,405

		17,466,433

Total Corporate Obligations (Cost $149,078,122)		157,897,627

MORTGAGE-BACKED SECURITIES — 33.0%

Agency Mortgage-Backed Obligation — 17.5%
FHLMC
6.000%, 05/01/26 to 11/01/47	4,499,597	4,915,367
5.500%, 12/01/37	2,059,763	2,209,799
5.000%, 04/01/21 to 04/01/24	7,154,963	7,637,985
FNMA
5.500%, 07/01/36 to 12/01/47	4,473,883	4,764,583
5.000%, 04/01/19 to 05/01/35	10,963,122	11,697,263
4.500%, 02/01/39	7,566,140	7,741,107
3.500%, 10/01/40 to 11/01/40	4,983,713	4,755,329
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value
FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	$17,885,457	$3,780,852
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	21,536,117	5,150,811
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	22,197,913	5,265,422
FNMA, Ser 2005-66, Cl FD 0.560%, 07/25/35 (C)	4,027,399	4,011,316
GNMA 4.500%, 06/15/39	12,762,029	13,220,523
GNMA REMIC, Ser 2008-68, Cl DC 5.000%, 01/20/29	1,040,805	1,077,257
GNMA, Ser 2009-116, Cl VB 5.000%, 12/20/39	2,410,758	2,437,686

		78,665,300

Non-Agency Mortgage-Backed Obligation — 15.5%
Banc of America Commercial Mortgage, Ser 2006-6, Cl AJ 5.421%, 10/10/45	5,000,000	4,345,074
Banc of America Commercial Mortgage, Ser 2006-6, Cl A3 5.369%, 10/10/45	2,500,000	2,593,512
Banc of America Commercial Mortgage, Ser 2008-1, Cl AJ 6.232%, 02/10/51 (C)	1,000,000	962,157
Banc of America Commercial Mortgage, Ser 2008-1, Cl B 6.232%, 02/10/51 (C) (D)	500,000	356,821
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl AJ 5.467%, 12/11/40 (C)	3,000,000	2,722,425
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3 5.209%, 12/11/38	2,000,000	2,093,201
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM 5.243%, 12/11/38	3,000,000	2,982,233
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM 5.512%, 04/12/38 (C)	1,000,000	1,069,576
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AJ 5.942%, 06/11/50 (C)	3,000,000	2,740,201
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM 5.915%, 06/11/50 (C)	2,000,000	2,023,604
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J 5.942%, 06/11/50 (C) (D)	1,000,000	137,967
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.506%, 02/25/37 (C)	1,000,000	38,238
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C 5.730%, 03/15/49 (C)	1,000,000	652,474
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C 5.784%, 07/10/46 (C) (D)	1,750,000	1,790,915
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G 6.930%, 02/15/34 (D)	865,000	863,348
Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3 5.546%, 02/15/39 (C)	800,000	847,210
Entertainment Properties Trust, Ser 2003-EPR, Cl B 5.734%, 02/15/18 (D)	3,700,000	3,877,784
GE Business Loan Trust, Ser 2007-1A, Cl A 0.431%, 04/16/35 (C) (D)	3,048,420	2,437,814
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J 5.764%, 03/10/39 (C) (D)	1,000,000	118,255
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl B 5.672%, 05/12/45 (C)	1,000,000	544,610
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 6.062%, 02/15/51 (C) (D)	1,000,000	166,552
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3 5.420%, 01/15/49	2,850,000	2,992,680
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4 4.954%, 09/15/30	2,000,000	2,122,176
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C 5.350%, 11/15/40 (C)	1,100,000	992,823
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D 6.242%, 07/15/40 (C)	650,000	271,190
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl B 5.826%, 06/12/50 (C)	250,000	153,036
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4 5.826%, 06/12/50 (C)	1,000,000	1,075,084
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4 5.748%, 06/12/50 (C)	2,000,000	2,107,266
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A3 5.712%, 07/12/44	1,650,000	1,733,452
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3 5.725%, 10/15/42 (C)	489,505	508,002
Morgan Stanley Capital I, Ser 2006-IQ11, Cl AJ 5.736%, 10/15/42 (C)	3,000,000	3,003,485
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value
Morgan Stanley Capital I, Ser 2006-T23, Cl A3 5.805%, 08/12/41 (C)	$1,600,000	$1,709,944
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM 5.879%, 06/11/49 (C)	3,000,000	2,992,512
Morgan Stanley Capital I, Ser 2007-T25, Cl B 5.614%, 11/12/49 (C) (D)	1,750,000	1,089,230
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (C)	5,000,000	4,747,521
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.649%, 06/11/42 (C) (D)	500,000	438,497
Morgan Stanley Capital I, Ser 2008-T29, Cl A4 6.280%, 01/11/43	3,500,000	3,892,115
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B 5.040%, 03/12/35	200,000	209,526
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4A 5.808%, 08/12/45 (C) (D)	5,000,000	5,409,450
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J 5.828%, 12/15/43 (C) (D)	1,414,000	26,866
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-3, Cl A3 5.750%, 03/25/36	570,581	576,397

		69,415,223

Total Mortgage-Backed Securities (Cost $146,488,252)		148,080,523

ASSET-BACKED SECURITIES — 13.5%

Automotive — 7.7%
AmeriCredit Automobile Receivables Trust, Ser 2006-BG, Cl A4 5.210%, 09/06/13	133,726	135,110
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl C 5.190%, 08/17/15	2,000,000	2,141,978
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl E 8.660%, 10/10/17 (D)	3,300,000	3,564,564
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl E 6.400%, 04/09/18 (D)	1,500,000	1,488,222
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl E 6.230%, 07/09/18	500,000	499,974
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C 5.940%, 03/20/17 (D)	3,000,000	2,907,895
Capital One Prime Auto Receivables Trust, Ser 2007-2, Cl B 5.680%, 06/15/14	128,000	131,003
Carmax Auto Owner Trust, Ser 2007-2, Cl B 5.370%, 03/15/13	350,000	355,723
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A 4.790%, 02/15/13	49,594	50,689
CPS Auto Trust, Ser 2006-A, Cl 1A4 5.330%, 11/15/12 (D)	412,993	413,539
CPS Auto Trust, Ser 2007-B, Cl A4 5.600%, 01/15/14 (D)	50,638	51,908
DT Auto Owner Trust, Ser 2009-1, Cl C 10.750%, 10/15/15 (D)	2,334,185	2,483,360
DT Auto Owner Trust, Ser 2010-1A, Cl D 5.920%, 09/15/16 (D)	8,000,000	7,997,726
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl B 0.811%, 06/15/13 (C)	820,000	812,214
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl B 5.430%, 11/15/14	150,000	152,878
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C 5.540%, 04/15/15	630,000	644,771
JPMorgan Auto Receivables Trust, Ser 2007-A, Cl C 5.510%, 02/15/14 (D)	66,023	66,117
JPMorgan Auto Receivables Trust, Ser 2008-A, Cl B 5.220%, 07/15/15 (D)	17,032	17,293
Navistar Financial Owner Trust, Ser 2010-A, Cl C 6.160%, 05/18/18 (D)	10,000,000	10,306,202
Wachovia Auto Loan Owner Trust, Ser 2006-1, Cl C 5.220%, 11/20/12 (D)	287,000	287,435

		34,508,601

Credit Cards — 1.6%
Charming Shoppes Master Trust, Ser 2007-1A, Cl A1 1.511%, 09/15/17 (C) (D)	2,500,000	2,494,376
World Financial Network Credit Card Master Trust II, Ser 2010-1, Cl C 7.000%, 09/15/17 (D)	3,850,000	4,076,200
World Financial Network Credit Card Master Trust, Ser 2006-A, Cl B 0.611%, 02/15/17 (C) (D)	750,000	702,512

		7,273,088

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND JANUARY 31, 2011 (Unaudited)

	Face Amount/
Description	Shares	Value
Other Asset-Backed Securities — 4.2%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (D)	$1,000,000	$1,004,879
AH Mortgage Advance Trust, Ser 2010-ADV2, Cl B1 8.830%, 05/10/41 (D)	2,000,000	2,007,500
CIT Equipment Collateral, Ser 2010-VT1A, Cl D 7.330%, 09/15/17 (D)	2,200,000	2,303,276
Marriott Vacation Club Owner Trust, Ser 2006-1A, Cl C 6.125%, 04/20/28 (D)	91,250	92,019
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl D 6.010%, 10/20/28 (D)	64,815	61,537
Sierra Receivables Funding, Ser 2007-2A, Cl A2 1.261%, 09/20/19 (C) (D)	4,618,718	4,487,163
Sierra Receivables Funding, Ser 2009-1A, Cl A1 9.790%, 12/22/25 (D)	147,252	148,806
Sierra Receivables Funding, Ser 2010-2A, Cl B 5.310%, 11/20/25 (D)	2,835,529	2,832,868
Silverleaf Finance, Ser 2010-A, Cl C 10.000%, 07/15/22 (D)	2,886,687	2,603,456
Silverleaf Finance, Ser 2010-B, Cl B 8.475%, 05/16/22 (D)	3,500,000	3,500,409

		19,041,913

Total Asset-Backed Securities (Cost $59,279,956)		60,823,602

MUNICIPAL BONDS — 8.4%
City of Detroit Michigan, Ser A-1, GO, AMBAC Callable 10/01/15 @ 100 5.150%, 04/01/25	5,000,000	3,379,350
City of San Antonio Texas, Ser B, RB, AGM 4.861%, 07/01/18	2,000,000	1,979,660
County of Hidalgo Texas, GO, AGM Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	485,670
Dallas-Fort Worth International Airport Facilities Improvement, Ser 2001-B-1, RB 7.000%, 01/01/16	5,000,000	4,978,200
Jefferson County, Ser A, GO Callable 03/07/11 @ 100 7.700%, 05/15/16	1,250,000	1,251,725
Maricopa County Unified School District No. 69 Paradise Valley, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,008,960
North Texas Tollway Authority, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	3,000,000	3,071,340
San Juan Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,081,836
State of California, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,072,570
State of Illinois, GO 7.350%, 07/01/35	3,000,000	2,915,400
State of Ohio, RB 5.311%, 04/01/19	5,000,000	4,949,300
Texas State Public Finance Authority Charter School Finance, RB 8.125%, 02/15/27	1,900,000	1,922,781
Texas State Public Finance Authority Charter School Finance, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,750,000	1,728,615
University of Texas System, Ser D, RB 5.134%, 08/15/42	3,000,000	2,787,390

Total Municipal Bonds (Cost $38,492,909)		37,612,797

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Inflationary Protection Security 1.125%, 01/15/21	5,000,000	5,028,501
U.S. Treasury Note (A)
1.875%, 10/31/17	10,000,000	9,521,880
1.375%, 11/30/15	5,000,000	4,883,595
0.500%, 11/30/12	10,000,000	9,996,480

Total U.S. Treasury Obligations (Cost $29,993,050)		29,430,456

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Agricultural Mortgage Corporation 5.100%, 03/10/25	7,500,000	7,617,667
HUD 6.980%, 08/01/14	740,000	750,128

Total U.S. Government Agency Obligations (Cost $8,240,000)		8,367,795

CASH EQUIVALENTS* — 2.8%
AIM STIT-Government & Agency Portfolio, 0.020%	5,183,536	5,183,536
FFI Select Institutional Fund, 0.231% (E)	2,450,651	2,450,651
Fidelity Institutional Prime Money Market Fund, 0.231% (E)	2,200,816	2,200,816
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND JANUARY 31, 2011 (Unaudited)

	Shares/
Description	Face Amount	Value
Invesco AIM Liquid Asset Money Fund, 0.184% (E)	707,405	$707,405
Western Asset Institutional Cash Reserve, 0.209% (E)	2,200,816	2,200,816

Total Cash Equivalents (Cost $12,743,224)		12,743,224

REPURCHASE AGREEMENTS (E) — 7.9%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $11,790,183 (collateralized by various corporate obligations, ranging in par value $404,997-$1,650,612, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $12,379,589)	$11,790,085	11,790,085
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $7,860,133 (collateralized by various corporate obligations, ranging in par value $786-$3,144,023, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $8,253,139)	7,860,057	7,860,057
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $15,720,244 (collateralized by a Morgan Stanley corporate obligation, par value $15,833,782, 0.769%, 1/15/15; with total market value $16,506,119)	15,720,113	15,720,113

Total Repurchase Agreements (Cost $35,370,255)		35,370,255

Total Investments — 109.3% (Cost $479,685,768)		$490,326,279

Percentages are based on Net Assets of $448,773,528.

*	Rate shown is the 7-day effective yield as of January 31, 2011.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $42,090,275.

(B)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2011. The coupon on a step bond changes on a specified date.

(C)	Variable Rate Security — The rate reported is the rate in effect as of January 31, 2011.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $42,929,943.
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Corporation
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Department of Housing & Urban Development
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 97.6%

Alaska — 1.5%
Alaska State, Municipal Bond Bank Authority, Ser A, RB, AMBAC 4.000%, 02/01/12	$1,000,000	$1,031,530
Anchorage, Ser D, GO, National-RE Callable 06/01/15 @ 100 5.000%, 06/01/18	1,000,000	1,098,030

		2,129,560

California — 1.7%
San Francisco City & County, Unified School District, Proposed A Election 2003, Ser C, GO, National-RE Callable 06/15/16 @ 100 4.000%, 06/15/18	1,500,000	1,550,460
State of California, GO Callable 04/01/19 @ 100 6.000%, 04/01/35	1,000,000	1,013,410

		2,563,870

Colorado — 4.7%
Adams County, School District No. 14, GO, FSA Callable 12/01/16 @ 100 5.125%, 12/01/31	1,000,000	1,007,690
Boulder Valley School District No. Re-2 Boulder, Ser B, GO, State Aid Withholding 4.000%, 12/01/18	2,000,000	2,167,600
Denver City & County, Board of Water Commission, Ser A, RB, AGM Callable 06/01/13 @ 100 4.750%, 12/01/17	1,570,000	1,640,634
Highlands Ranch, Metropolitan District No. 2, GO, National-RE FGIC Callable 06/15/15 @ 100 4.100%, 06/15/18	1,000,000	1,033,080
Pueblo City Schools, GO, State Aid Withholding 3.000%, 12/15/13	1,000,000	1,049,990

		6,898,994

Delaware — 0.7%
Delaware State, Ser C, GO (A) Pre-Refunded @ 100 4.250%, 07/01/11	1,050,000	1,067,021

District of Columbia — 1.1%
District of Columbia, Ser A, GO, AGM-CR FGIC Callable 06/01/17 @ 100 4.750%, 06/01/31	1,750,000	1,605,695

Florida — 3.3%
Florida Housing Finance, Ser A, RB, GNMA, FNMA, FHLMC Callable 01/01/20 @ 100 5.000%, 07/01/28	2,000,000	2,123,500
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	1,754,940
Florida State, Hurricane Catastrophe Fund, Ser A, RB 5.000%, 07/01/12	1,000,000	1,036,270

		4,914,710

Georgia — 1.5%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO Callable 12/01/15 @ 100 5.000%, 12/01/18	1,000,000	1,084,540
Georgia State, Ser D, GO Callable 12/01/13 @ 100 4.000%, 12/01/14	1,000,000	1,072,690

		2,157,230

Illinois — 0.7%
Lake County, Community Unit School District No. 116-Round Lake, GO, XLCA Callable 01/15/15 @ 100 5.250%, 01/15/24	1,000,000	1,007,410

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value
Indiana — 1.7%
Fairfield, School Building, RB, National-RE FGIC Callable 01/15/14 @ 100 5.000%, 07/15/17	$1,115,000	$1,169,445
Franklin Township School Building, RB, AMBAC, State Aid Withholding Callable 01/15/17 @ 100 5.000%, 01/15/29	1,300,000	1,265,420

		2,434,865

Iowa — 2.3%
Cedar Rapids, Ser A, GO Callable 06/01/15 @ 100 4.000%, 06/01/19	1,200,000	1,238,964
City of Coralville Iowa, Ser C, TA Callable 06/01/17 @ 100 5.000%, 06/01/18	1,125,000	1,193,737
Dubuque Community School District, RB 3.000%, 07/01/12	1,000,000	1,012,020

		3,444,721

Louisiana — 2.8%
Louisiana Public Facilities Authority, RB (B) 1.150%, 08/01/50	2,000,000	2,000,000
Louisiana State, Ser A, GO, National-RE FGIC Callable 05/15/11 @ 100 4.625%, 05/15/13	1,000,000	1,009,520
St. Tammany, Parishwide School District No. 12, GO, National-RE Callable 03/01/15 @ 100 4.000%, 03/01/16	1,000,000	1,052,230

		4,061,750

Maryland — 1.4%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO Callable 04/01/18 @ 100 4.700%, 04/01/36	1,000,000	988,300
State of Maryland, Ser A, GO Callable 03/01/17 @ 100 4.000%, 03/01/23	1,000,000	1,016,170

		2,004,470

Massachusetts — 1.5%
Boston, Ser A, GO, National-RE (A) Pre-Refunded @ 100 5.000%, 02/01/13	1,000,000	1,083,770
Massachusetts State, Ser A, GO (A) Pre-Refunded @ 100 5.000%, 08/01/14	1,000,000	1,119,080

		2,202,850

Michigan — 2.9%
Howell, Public Schools, School Building & Site Project, GO Callable 11/01/13 @ 100 5.000%, 05/01/17	1,000,000	1,062,590
Michigan State Building Authority, Ser I, RB, AGM Callable 10/15/13 @ 100 5.250%, 10/15/15	2,000,000	2,133,480
Waterford, School District, GO, National-RE 4.000%, 05/01/12	1,000,000	1,038,900

		4,234,970

Mississippi — 0.8%
Mississippi Development Bank, Public Improvement Project, RB, AMBAC 3.500%, 07/01/14	1,150,000	1,185,455

Nevada — 2.3%
Clark County, School District, Ser A, GO, AGM Callable 06/15/14 @ 100 4.000%, 06/15/17	1,000,000	1,029,830
Las Vegas, Sewer Authority, Ser A, GO, National-RE FGIC 4.000%, 04/01/12	1,310,000	1,354,933
Nevada State, Natural Resources Project, Ser B, GO (A) Pre-Refunded @ 100 5.000%, 03/01/14	900,000	942,975

		3,327,738

New Jersey — 0.4%
Atlantic County, GO, State Aid Withholding 3.375%, 01/15/15	565,000	597,228

New Mexico — 0.2%
Bernalillo County, Ser A, GO Callable 08/01/17 @ 100 4.000%, 08/01/19	300,000	316,314

New York — 3.9%
New York City, Ser G, GO 5.000%, 08/01/13	1,000,000	1,089,490
New York City, Ser P, GO, National-RE Callable 08/01/15 @ 100 5.000%, 08/01/18	1,000,000	1,085,260
New York State, Dormitory Authority, Education Project, Ser D, RB 4.000%, 03/15/16	1,000,000	1,081,100
New York State, Thruway Authority, Ser H, RB, National-RE 4.000%, 01/01/18	1,000,000	1,029,810
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value
Suffolk County, Public Improvement Project, Ser B, GO, National-RE Callable 11/01/15 @ 100 4.375%, 11/01/18	$1,400,000	$1,497,916

		5,783,576

North Carolina — 0.7%
Mecklenburg County, Public Improvement Project, Ser A, GO (A) Pre-Refunded @ 100 4.000%, 02/01/13	1,000,000	1,064,010

Oklahoma — 0.8%
Central Oklahoma, Transportation & Parking Authority, Parking System Project, RB, AMBAC (A) Pre-Refunded @ 100 5.000%, 07/01/16	1,035,000	1,135,198

Oregon — 0.6%
Oregon State, Board of Higher Education Project, Ser B, GO Callable 08/01/17 @ 100 4.500%, 08/01/32	1,000,000	938,480

Tennessee — 1.5%
Montgomery County, GO, National-RE FGIC Callable 05/01/14 @ 102 4.750%, 05/01/16	2,000,000	2,169,660

Texas — 50.2%
Austin, Independent School District, GO Callable 08/01/19 @ 100 4.125%, 08/01/21	1,000,000	1,021,950
Austin, Water & Wastewater Authority, Ser A, RB, AMBAC 5.000%, 11/15/19	1,000,000	1,114,930
Bastrop, Independent School District, GO, AGM Callable 02/15/19 @ 100 5.000%, 02/15/34	1,000,000	973,310
Bastrop, Independent School District, GO, PSF-GTD Callable 02/15/17 @ 100 5.250%, 02/15/32	500,000	509,820
Beaumont, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/33	500,000	505,175
Capital Area Cultural Education Facilities Finance, RB 5.125%, 04/01/20	385,000	383,722
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100 5.000%, 02/15/17	1,000,000	1,082,030
City of Arlington Texas Callable 02/15/19 @ 100 5.000%, 08/15/28	250,000	237,665
City of Austin Texas, Public Improvement Project, GO, National-RE FGIC Callable 09/01/13 @ 100 4.250%, 09/01/17	1,000,000	1,042,390
City of Austin Texas, Public Improvement Project, Ser 2005, GO, National-RE Callable 03/01/15 @ 100 5.000%, 09/01/16	500,000	557,410
City of Austin Texas, RB, AGM Callable 11/15/13 @ 100 5.000%, 11/15/15	1,505,000	1,610,109
City of College Station Texas, GO Callable 02/15/18 @ 200 4.500%, 02/15/27	1,890,000	1,839,424
4.000%, 02/15/19	1,000,000	1,048,090
City of Dallas Texas, GO Callable 02/15/18 @ 100 5.000%, 02/15/25	1,000,000	1,058,250
City of Greenville Texas, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,065,280
City of San Antonio Texas, Ser A, RB 3.000%, 05/15/12	350,000	360,720
City of San Antonio Texas, Ser A, RB, AGM
2.500%, 07/01/16	570,000	566,563
2.000%, 07/01/15	400,000	394,660
Dallas, Area Rapid Transit, Ser Senior LIEN, RB, National-RE FGIC (A) Pre-Refunded @ 100 5.000%, 12/01/14	1,000,000	1,078,140
Denton, GO, AMBAC 4.500%, 02/15/13	805,000	859,209
Denton, Independent School District, GO Callable 08/15/19 @ 100 5.000%, 08/15/27	1,000,000	1,005,500
Ector County Hospital District, Ser A, RB 4.000%, 09/15/14	1,260,000	1,321,816
El Paso, GO Callable 08/15/19 @ 100 5.500%, 08/15/34	1,000,000	1,044,960
Elkhart Independent School District, GO, AGM Callable 08/15/19 @ 100 4.625%, 08/15/30	665,000	651,993
Forney, Independent School District, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/38	1,000,000	995,540
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value
Fort Bend County Municipal Utility District No. 25, GO, AGM Callable 10/01/16 @ 100 5.600%, 10/01/36	$1,000,000	$975,990
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/27	500,000	518,305
Grand Prairie, Independent School District, Ser A, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/32	1,000,000	1,008,790
Harris County Cultural Education Facilities Finance, RB 4.000%, 06/01/14	500,000	536,710
Harris County Cultural Education Facilities Finance, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	960,930
Hurst, Waterworks and Sewer Authority, GO Callable 08/15/18 @ 100 5.000%, 08/15/36	1,000,000	969,140
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100 5.000%, 08/15/39	1,000,000	982,080
Irving, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/28	500,000	510,955
Jefferson County Health Facilities Development, RB, AMBAC, FHA 242 (A) Pre-Refunded @ 100 5.200%, 08/15/21	970,000	990,079
Klein Independent School District, GO Callable 08/01/19 @ 100 5.000%, 08/01/34	855,000	859,702
Love Field Airport Modernization, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	1,500,000	1,338,975
Lubbock, GO, National-RE Callable 02/15/14 @ 100 5.000%, 02/15/16	1,000,000	1,085,090
Lubbock, Waterworks Authority, Waterworks System Surplus Project, GO, AGM 5.000%, 02/15/13	1,000,000	1,082,210
Mansfield, Waterworks & Sewer Authority, GO, National-RE Callable 02/15/12 @ 100 4.300%, 02/15/19	125,000	129,955
Mesquite, Independent School District, GO Callable 08/15/19 @ 100 4.375%, 08/15/26	560,000	562,968
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100 5.750%, 01/01/33	1,000,000	946,400
North Texas, Tollway Authority, Ser C-CONV, RB Callable 01/01/19 @ 100 5.250%, 01/01/20	1,250,000	1,315,175
Nueces County, GO, AMBAC Callable 02/15/14 @ 100 5.000%, 02/15/15	1,000,000	1,084,170
Pharr/San Juan/Alamo, Independent School District Texas, GO, PSF-GTD Callable 02/01/18 @ 100 5.000%, 02/01/33	1,000,000	1,006,450
Plano, Refunding & Improvement Project, GO Callable 09/01/15 @ 100 4.100%, 09/01/19	1,000,000	1,030,710
Pleasant Grove, Independent School District, GO, PSF-GTD Callable 02/15/17 @ 100 5.250%, 02/15/32	1,000,000	1,022,260
Port Arthur, Independent School District, GO, AGM Callable 02/15/19 @ 100 4.750%, 02/15/39	1,000,000	910,660
Red River, Educational Finance Authority, Hockaday School Project, RB Callable 05/15/15 @ 100 4.000%, 05/15/16	1,000,000	1,045,210
Rio Grande Valley Health Facilities Development, RB, National-RE Callable 03/07/11 @ 100 6.400%, 08/01/18	1,000,000	1,010,000
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,015,610
Royal, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 4.500%, 02/15/28	400,000	389,316
San Angelo, Independent School District, Ser A, GO, AGM Callable 02/15/19 @ 100 5.250%, 02/15/34	1,000,000	1,013,710
San Antonio, Electric & Gas Authority, RB Callable 02/01/15 @ 100 5.000%, 02/01/18	1,000,000	1,088,520
San Antonio, Hotel Occupancy Project, Sub-Ser, RB, AGM Callable 08/15/13 @ 100 4.500%, 08/15/24	1,000,000	1,001,880
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value
San Antonio, Water Systems Authority, RB Callable 11/15/18 @ 100 5.375%, 05/15/39	$500,000	$509,665
San Benito, Consolidated Independent School District, GO, PSF-GTD Callable 02/15/18 @ 100 5.000%, 02/15/33	1,000,000	1,006,460
San Marcos, Tax & Toll Authority, GO, AGM Callable 08/15/17 @ 100 5.125%, 08/15/28	500,000	514,375
Spring Branch, Independent School District, GO, PSF-GTD Callable 02/01/17 @ 100 5.250%, 02/01/38	1,000,000	1,032,660
Spring, Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100 5.000%, 02/15/17	1,000,000	1,095,290
State of Texas, GO Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,106,660
State of Texas, GO Callable 08/01/19 @ 100 4.625%, 08/01/30	1,200,000	1,160,328
State of Texas, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,079,787
Texas A&M University, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,000,970
Texas City Industrial Development, RB 7.375%, 10/01/20	500,000	562,695
Texas Public Finance Authority, RB
5.625%, 05/01/21	1,440,000	1,437,091
5.375%, 05/01/20	1,365,000	1,362,420
Texas Southmost College District, GO, AMBAC Callable 02/15/15 @ 100 5.000%, 02/15/22	1,000,000	1,044,090
Texas State Public Finance Authority Charter School Finance, Ser A, RB Callable 08/15/20 @ 200
6.000%, 02/15/30	750,000	696,247
5.800%, 08/15/40	1,100,000	965,679
Texas State Technical College System, RB, AGM 3.000%, 08/01/13	1,100,000	1,136,421
Tomball Hospital Authority, RB 5.000%, 07/01/13	730,000	749,301
Tyler, Independent School District, GO Callable 02/15/18 @ 100 5.000%, 02/15/27	500,000	511,590
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100 5.000%, 04/15/28	500,000	505,385
Waco Health Facilities Development, Ser A, RB, National-RE FHA Callable 08/01/16 @ 100 5.000%, 02/01/18	1,000,000	1,025,570
Waller, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.500%, 02/15/33	1,000,000	1,039,530
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM 4.125%, 09/15/13	1,075,000	1,150,572
West Harris County, Regional Water Authority, RB, AMBAC 4.500%, 12/15/13	1,315,000	1,414,887
Wylie, GO Callable 02/15/18 @ 100 5.000%, 02/15/28	1,000,000	999,980
Ysleta, Independent School District, School Building Project, GO, PSF-GTD 5.000%, 08/15/14	1,000,000	1,120,370

		73,948,629

Utah — 3.1%
Jordan, School District, Ser A, GO Callable 12/15/13 @ 100 4.000%, 06/15/16	1,000,000	1,049,440
Salt Lake City, School District, GO Callable 03/01/15 @ 100 4.000%, 03/01/17	1,000,000	1,060,990
Utah State Building Ownership Authority, RB (A) Pre-Refunded @ 100 5.000%, 05/15/14	555,000	623,837
Utah State Building Ownership Authority, RB Callable 05/15/14 @ 100 5.000%, 05/15/18	445,000	472,181
Washington County, School District, GO 4.000%, 03/01/14	1,225,000	1,323,686

		4,530,134

Vermont — 0.7%
Vermont State, Ser A, GO (A) Pre-Refunded @ 100 4.250%, 08/01/16	1,000,000	1,054,220

Virginia — 1.7%
Alexandria, Ser B, GO 4.000%, 06/15/14	1,000,000	1,089,680
County of Fairfax Virginia, RB Callable 07/15/19 @ 100 4.000%, 07/15/25	1,500,000	1,469,310

		2,558,990

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

	Face Amount/
Description	Shares	Value
Washington — 2.2%
King County, Renton School District No. 403, GO, AGM Callable 12/01/13 @ 100 4.125%, 12/01/16	$1,000,000	$1,048,820
King County, Sewer Authority, Ser B, RB, National-RE Callable 01/01/14 @ 100 5.000%, 01/01/15	1,090,000	1,191,403
Washington State, Ser R-C, GO, National-RE Callable 01/01/14 @ 100 4.500%, 01/01/17	1,000,000	1,059,560

		3,299,783

Wisconsin — 0.7%
Wisconsin State, Ser 2, GO, National-RE Callable 05/01/14 @ 100 5.000%, 05/01/17	1,000,000	1,087,510

Total Municipal Bonds (Cost $141,238,606)		143,725,041

CASH EQUIVALENT — 0.4%
AIM Tax Free Income Fund, 0.020%* (Cost $631,087)	631,087	631,087

Total Investments — 98.0% (Cost $141,869,693)		$144,356,128

Percentages are based on Net Assets of $147,334,319.

*	Rate shown is the 7-day effective yield as of January 31, 2011.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected is the rate in effect on January 31, 2011.
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assistance
GNMA — Government National Mortgage Association
GO — General Obligation
National-RE — (formerly MBIA) — National Public Finance Guarantee Corporation
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
SAN — State Aid Note
Ser — Series
TA — Tax Anticipation Note
XLCA — XL Capital Assurance
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 96.2%

Alaska — 1.5%
Juneau City & Borough, Ser A, GO, AGM 4.000%, 06/01/12	$1,000,000	$1,037,700

Arkansas — 1.5%
Arkansas State, GO (A) Pre-Refunded @ 100 5.000%, 08/01/12	1,000,000	1,064,590

California — 0.4%
San Francisco City & County Airports Commission, RB 5.000%, 05/01/15	250,000	273,638

Colorado — 1.6%
City of Colorado Springs Colorado, Ser B, RB (B) Callable 02/02/11 @ 100 0.320%, 11/01/26	1,100,000	1,100,000

Florida — 0.4%
Florida Housing Finance, Ser A, RB, GNMA, FNMA, FHLMC 1.150%, 07/01/12	250,000	246,843

Georgia — 1.0%
City of Atlanta Georgia, Ser A, RB 4.000%, 11/01/11	200,000	204,240
Georgia State, Ser D, GO 4.000%, 08/01/12	500,000	525,560

		729,800

Hawaii — 0.5%
Honolulu City & County, Water Authority, Ser B, RB, National-RE 4.000%, 07/01/12	305,000	318,402

Illinois — 1.4%
State of Illinois 3.000%, 04/15/11	1,000,000	1,003,130

Indiana — 0.1%
Mount Vernon of Posey County, RB, AMBAC 4.000%, 01/15/13	100,000	106,039

Iowa — 0.8%
Des Moines, Ser D, GO 3.250%, 06/01/13	500,000	526,055

Louisiana — 2.9%
Louisiana Public Facilities Authority, RB (B) 1.150%, 08/01/50	2,000,000	2,000,000

Maryland — 0.8%
Frederick County, GO 3.750%, 06/01/13	500,000	531,555

Michigan — 1.5%
Michigan Municipal Bond Authority, RB 3.000%, 10/01/15	1,000,000	1,041,560

Minnesota — 2.5%
City of Minneapolis Minnesota, GO (B) Callable 04/01/11 @ 100 0.340%, 12/01/28	1,705,000	1,705,000

New Jersey — 1.5%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB 3.800%, 01/15/15	1,000,000	1,045,910

North Carolina — 1.5%
North Carolina Eastern Municipal Power Agency, Ser B, RB 3.000%, 01/01/14	1,000,000	1,016,760

Ohio — 1.5%
Ohio State, Highway Capital Improvements Authority, Ser H, GO (A) Pre-Refunded @ 101 5.000%, 05/01/13	1,000,000	1,073,140

Oklahoma — 1.5%
Tulsa County, Independent School District, GO 3.500%, 06/01/13	1,000,000	1,051,690

Oregon — 0.4%
Oregon State, Department of Administrative Services, Ser B, COP, AGM 4.000%, 11/01/12	250,000	263,827

Pennsylvania — 1.4%
Allegheny County, Port Authority, RB, National-RE FGIC Callable 03/07/11 @ 101 5.375%, 03/01/12	935,000	948,034

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value
Puerto Rico — 1.1%
Government Development Bank for Puerto Rico, Ser Senior B, RB 5.000%, 12/01/14	$750,000	$795,465

South Carolina — 1.4%
City of North Charleston South Carolina, RB (B) Callable 03/02/11 @ 100 1.000%, 05/01/24	1,000,000	1,000,000

Texas — 64.9%
Angleton, Independent School District, GO, PSF-GTD 3.750%, 02/15/14	900,000	964,818
Arlington, Independent School District, Ser A, GO, PSF-GTD 5.000%, 02/15/15	500,000	563,015
Austin, Independent School District, GO 3.000%, 08/01/11	50,000	50,644
Bexar County, Hospital District, GO
3.625%, 02/15/14	500,000	528,335
3.250%, 02/15/11	420,000	420,382
Bexar Metropolitan Water District, RB 3.000%, 05/01/13	1,000,000	1,023,600
Brownsville, Independent School District, School Building Project, GO, PSF-GTD 5.000%, 02/15/11	150,000	150,234
Capital Area Cultural Education Facilities Finance, RB 4.000%, 04/01/12	350,000	353,675
City of Arlington Texas, GO 3.500%, 08/15/13	500,000	528,610
City of Austin Texas, RB, AGM (B) Callable 11/15/13 @ 200
5.000%, 11/15/15	1,000,000	1,069,840
0.350%, 05/15/24	500,000	500,000
City of Brownsville Texas, Public Improvement & Refunding Project, GO, AGM 4.000%, 02/15/15	500,000	533,955
City of Cleburne Texas, GO, AGM 4.000%, 02/15/13	500,000	528,450
City of Dallas Texas, RB, FSA Callable 10/01/13 @ 100 5.000%, 10/01/16	1,000,000	1,095,900
City of Lewisville Texas, RB 3.000%, 02/15/15	560,000	572,622
City of San Antonio Texas, Ser A, RB, AGM 2.000%, 07/01/14	540,000	541,593
College Station, Independent School District, School Building Project, GO, PSF-GTD 4.250%, 08/15/11	800,000	816,432
Crawford Education Facilities, Ser A, RB (B) (C) Callable 02/03/11 @ 100 2.390%, 09/01/39	2,000,000	2,000,000
Dallas Area Rapid Transit, Ser A, RB 3.500%, 12/01/15	250,000	266,695
El Paso, Water & Sewer Authority, Refunding & Improvement Project, RB, AMBAC 5.000%, 03/01/11	1,000,000	1,003,580
Fort Bend County Levee Improvement District No. 11, GO 3.500%, 03/01/14	500,000	515,615
Frisco, Independent School District, Ser A, GO 2.500%, 08/15/14	1,000,000	1,032,540
Grand Prairie, Refunding & Improvement Project, GO, XLCA 4.125%, 02/15/12	250,000	258,353
Greenville, Electric Utilities Systems, RB 4.000%, 02/15/14	420,000	443,075
Harris County, Cultural Education Facilities Finance, RB
4.000%, 10/01/13	500,000	531,135
4.000%, 06/01/14	500,000	536,710
4.000%, 10/01/16	1,000,000	1,033,230
Harris County, Cultural Education Facilities Finance, Ser D, RB 4.000%, 11/15/13	1,000,000	1,029,450
Houston, Independent School District, GO 3.600%, 07/15/12	250,000	260,700
Humble, Independent School District, GO, PSF-GTD 2.900%, 06/15/15	1,000,000	1,044,700
Katy, Independent School District, Ser C, GO, PSF-GTD 3.300%, 02/15/15	325,000	344,143
La Joya, Independent School District, School Building Project, GO, PSF-GTD 3.250%, 02/15/13	560,000	586,690
La Porte, Independent School District, GO 3.000%, 02/15/16	500,000	515,100
Lower Colorado River Authority, RB 3.250%, 05/15/14	500,000	520,565
Lubbock, Wastewater Systems Authority, GO, AGM 3.250%, 02/15/12	265,000	272,306
Lufkin Health Facilities Development, RB 3.600%, 02/15/12	1,000,000	996,680
McKinney, GO 3.500%, 08/15/13	930,000	984,414
McKinney, Independent School District, GO 2.000%, 02/15/13	800,000	814,112
Mission, Consolidated Independent School District, GO, PSF-GTD 3.250%, 02/15/13	1,010,000	1,058,137
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION MUNICIPAL BOND FUND JANUARY 31, 2011 (Unaudited)

	Face Amount/
Description	Shares	Value
North Texas Tollway Authority, Ser A, RB 3.200%, 01/01/13	$1,300,000	$1,326,884
Pharr/San Juan/Alamo, Independent School District Texas, GO, PSF-GTD 4.000%, 02/01/14	500,000	539,675
Polk County, GO, AGM 4.000%, 08/15/12	200,000	208,420
Port of Port Arthur, Navigation District Authority, Ser A, GO 4.000%, 03/01/13	1,000,000	1,049,890
Robert Lee, Independent School District, GO Callable 08/15/11 @ 100 3.000%, 08/15/13	585,000	588,305
San Angelo, Independent School District, Ser A, GO, AGM 3.000%, 02/15/13	500,000	520,180
San Antonio, Electric & Gas Authority, Ser A, RB 5.000%, 02/01/11	100,000	100,000
State of Texas, GO
4.000%, 08/01/15	1,000,000	1,089,150
3.000%, 12/01/12	1,640,000	1,705,321
3.000%, 08/01/16	1,885,000	1,966,902
Tarrant County, Cultural Education Facilities Finance, RB (B) (C) Callable 02/02/11 @ 100 0.290%, 06/01/38	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Ser C, RB 3.000%, 07/01/12	1,000,000	1,015,650
Tarrant Regional Water District, RB, AGM Callable 03/01/13 @ 100 5.375%, 03/01/16	1,400,000	1,508,752
Texas A&M University, RB Callable 07/01/14 @ 100 4.500%, 07/01/20	1,000,000	1,043,970
Texas A&M University, Ser C, RB 3.000%, 05/15/14	625,000	655,531
Texas Public Finance Authority, RB 5.250%, 05/01/19	1,300,000	1,311,141
Tomball Hospital Authority, RB 5.000%, 07/01/13	730,000	749,301
University of Texas System, Ser B, RB (B) Callable 02/02/11 @ 100 0.230%, 08/01/16	750,000	750,000
Uptown Development Authority, TA 2.900%, 09/01/11	500,000	499,340
Waco, Independent School District, GO, PSF-GTD 4.000%, 08/15/13	500,000	536,515
Williamson County Texas, GO 3.000%, 02/15/15	1,000,000	1,043,300

		44,998,262

Virginia — 1.6%
Alexandria, Ser A, GO 3.500%, 07/15/13	500,000	530,050
City of Norfolk Virginia, Ser A, GO 2.500%, 11/01/14	545,000	563,759

		1,093,809

Wisconsin — 2.5%
Wisconsin Health & Educational Facilities Authority, RB 2.500%, 10/01/12	870,000	886,373
Wisconsin State, Transportation Authority, Ser 1, RB, AMBAC 5.500%, 07/01/11	835,000	852,401

		1,738,774

Total Municipal Bonds (Cost $65,428,683)		66,709,983

CASH EQUIVALENT — 1.6%
AIM Tax Free Income Fund, 0.020%* (Cost $1,118,027)	1,118,027	1,118,027

Total Investments — 97.8% (Cost $66,546,710)		$67,828,010

Percentages are based on Net Assets of $69,350,734.

*	Rate shown is the 7-day effective yield as of January 31, 2011.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected is the rate in effect on January 31, 2011.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

National-RE — (formerly MBIA) — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SAN — State Aid Note

Ser — Series

TA — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY AND INCOME FUND JANUARY 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount/
Description	Shares	Value
U.S. TREASURY OBLIGATIONS — 74.9%

U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,246,000	$2,127,281
2.625%, 07/15/17	561,000	681,415
2.500%, 07/15/16 to 01/15/29	2,812,000	3,310,465
2.375%, 04/15/11 to 01/15/25	2,019,000	2,420,796
2.125%, 02/15/40	1,012,000	1,036,153
2.000%, 07/15/14	1,012,000	1,284,104
1.875%, 07/15/13	604,000	772,569
1.750%, 01/15/28	2,294,000	2,382,049
1.625%, 01/15/15	923,000	1,143,095
1.375%, 07/15/18 to 01/15/20 (A)	4,135,000	4,402,381

Total U.S. Treasury Obligations (Cost $17,891,786)		19,560,308

CASH EQUIVALENTS* — 26.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000%	6,531,197	6,531,197
FFI Select Institutional Fund, 0.231% (B)	87,297	87,297
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	78,397	78,397
Invesco AIM Liquid Asset Money Fund, 0.184% (B)	25,199	25,199
Western Asset Institutional Cash Reserve, 0.209% (B)	78,397	78,397

Total Cash Equivalents (Cost $6,800,487)		6,800,487

REPURCHASE AGREEMENTS (B) — 4.8%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $419,990 (collateralized by various corporate obligations, ranging in par value $14,427-$58,798, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $440,986)	$419,987	419,987
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $279,994 (collateralized by various corporate obligations, ranging in par value $28-$111,996, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $293,993)	279,991	279,991
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $559,986 (collateralized by a Morgan Stanley corporate obligation, par value $564,986, 0.769%, 1/15/15; with total market value $587,981)	559,982	559,982

Total Repurchase Agreements (Cost $1,259,960)		1,259,960

Total Investments — 105.7% (Cost $25,952,233)		$27,620,755

Percentages are based on Net Assets of $26,124,063.

*	Rate shown is the 7-day effective yield as of January 31, 2011.

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $1,512,136.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $1,529,250.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM MULTI-CAP EQUITY FUND JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 95.8%

Consumer Discretionary — 3.4%
Home Depot	5,000	$183,850
Kohl’s*	1,200	60,936

		244,786

Consumer Staples — 11.8%
Avon Products	6,000	169,860
Coca-Cola	4,000	251,400
CVS Caremark	5,000	171,000
PepsiCo	2,000	128,620
Procter & Gamble	2,000	126,260

		847,140

Energy — 20.7%
Anadarko Petroleum	2,500	192,700
Cabot Oil & Gas	2,500	104,075
Devon Energy	1,000	88,690
Exxon Mobil	1,200	96,816
National Oilwell Varco	3,000	221,700
Peabody Energy	3,000	190,260
Schlumberger	2,000	177,980
SM Energy	3,500	217,560
Williams	7,000	188,930

		1,478,711

Financials — 13.2%
Bank of New York Mellon	8,000	249,840
JPMorgan Chase	6,000	269,640
Lazard, Cl A	4,000	166,880
Wells Fargo	8,000	259,360

		945,720

Health Care — 11.4%
Celgene*	2,500	128,825
Covidien	2,500	118,675
Dentsply International (A)	6,000	212,880
PerkinElmer	6,000	153,480
Thermo Fisher Scientific*	3,500	200,445

		814,305

Industrials — 8.4%
Danaher	6,000	276,360
General Electric	10,000	201,400
Robert Half International (A)	4,000	125,440

		603,200

Information Technology — 16.2%
Akamai Technologies*	1,500	72,480
Apple*	400	135,728
Brocade Communications Systems*	7,500	42,300
International Business Machines	1,200	194,400
Microsoft	6,000	166,350
Nuance Communications* (A)	12,500	254,125
Oracle	5,000	160,150
Western Union	6,500	131,820

		1,157,353

Materials — 3.7%
FMC	3,500	266,210

Telecommunication Services — 3.9%
AT&T	10,000	275,200

Utilities — 3.1%
Duke Energy	10,000	178,800
MDU Resources Group	2,000	42,460

		221,260

Total Common Stock (Cost $4,934,071)		6,853,885

CASH EQUIVALENTS** — 6.1%
AIM STIT-Government & Agency Portfolio, 0.020%	329,591	329,591
FFI Select Institutional Fund, 0.231% (B)	34,501	34,501
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	30,983	30,983
Invesco AIM Liquid Asset Money Fund, 0.184% (B)	9,959	9,959
Western Asset Institutional Cash Reserve, 0.209% (B)	30,984	30,984

Total Cash Equivalents (Cost $436,018)		436,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM MULTI-CAP EQUITY FUND
JANUARY 31, 2011 (Unaudited)

Description	Face Amount	Value

REPURCHASE AGREEMENTS (B) — 6.9%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $165,984 (collateralized by various corporate obligations, ranging in par value $5,702-$23,238, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $174,282)	$165,983	$165,983
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $110,656 (collateralized by various corporate obligations, ranging in par value $11-$44,262, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $116,189)	110,655	110,655
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $221,312 (collateralized by a Morgan Stanley corporate obligation, par value $222,911, 0.769%, 1/15/15; with total market value $232,376)	221,310	221,310

Total Repurchase Agreements (Cost $497,948)		497,948

Total Investments — 108.8% (Cost $5,868,037)		$7,787,851

Percentages are based on Net Assets of $7,156,373.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of January 31, 2011.

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $589,330.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $604,375.

Cl	— Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM SMALL-MID CAP EQUITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 96.6%

Consumer Discretionary — 14.9%
Brunswick (A)	34,050	$678,276
Chipotle Mexican Grill, Cl A* (A)	2,900	634,868
Dick’s Sporting Goods*	17,750	640,597
Life Time Fitness*	15,000	598,200
LKQ* (A)	26,850	648,696
O’Reilly Automotive*	10,550	599,557
Warnaco Group*	9,800	500,584
Williams-Sonoma	16,250	523,250

		4,824,028

Consumer Staples — 1.6%
Constellation Brands, Cl A*	26,300	505,486

Energy — 11.6%
Brigham Exploration*	27,150	803,911
Concho Resources* (A)	8,900	856,625
Core Laboratories (A)	7,400	675,324
Range Resources (A)	12,900	643,323
SM Energy	12,300	764,568

		3,743,751

Financials — 11.8%
Affiliated Managers Group*	6,900	702,627
Jones Lang LaSalle	7,700	682,528
NASDAQ OMX Group*	23,650	578,952
Prosperity Bancshares	14,750	596,638
Raymond James Financial	19,700	713,534
Zions Bancorporation (A)	23,350	550,593

		3,824,872

Health Care — 12.3%
Allscripts Healthcare Solutions*	27,300	576,303
American Medical Systems Holdings* (A)	21,300	415,776
Endo Pharmaceuticals Holdings*	17,550	583,011
Health Management Associates, Cl A*	53,500	486,850
HMS Holdings*	8,200	527,588
Parexel International*	34,600	803,066
PerkinElmer	22,000	562,760

		3,955,354

Industrials — 18.7%
Actuant, Cl A	22,350	619,766
AGCO*	12,700	643,890
Ametek	17,400	709,572
BE Aerospace*	19,500	754,455
Gardner Denver	8,850	638,439
Robert Half International (A)	18,350	575,456
Spirit Aerosystems Holdings, Cl A*	33,900	800,718
Terex*	20,200	655,086
UTi Worldwide	29,150	638,385

		6,035,767

Information Technology — 14.3%
Akamai Technologies*	10,700	517,024
ANSYS* (A)	10,500	550,725
Brocade Communications Systems*	120,200	677,928
National Instruments	13,250	560,608
Nuance Communications* (A)	37,950	771,523
TIBCO Software*	36,450	801,171
Trimble Navigation*	16,250	748,800

		4,627,779

Materials — 7.4%
Carpenter Technology	14,200	584,330
Cytec Industries	12,300	670,842
FMC	8,400	638,904
Silgan Holdings	13,400	500,222

		2,394,298

Telecommunication Services — 4.0%
MetroPCS Communications* (A)	55,550	718,261
SBA Communications, Cl A*	14,050	573,240

		1,291,501

Total Common Stock (Cost $24,007,951)		31,202,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM SMALL-MID CAP EQUITY FUND
JANUARY 31, 2011 (Unaudited)

	Shares/
Description	Face Amount	Value

CASH EQUIVALENTS ** — 6.7%
AIM STIT-Government & Agency Portfolio, 0.020%	1,121,833	$1,121,833
FFI Select Institutional Fund, 0.231% (B)	341,694	341,694
Fidelity Institutional Prime Money Market Fund, 0.231% (B)	306,859	306,859
Invesco AIM Liquid Asset Money Fund, 0.184% (B)	98,633	98,633
Western Asset Institutional Cash Reserve, 0.209% (B)	306,859	306,859

Total Cash Equivalents (Cost $2,175,878)		2,175,878

REPURCHASE AGREEMENTS (B) — 15.3%
BNP Paribas
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $1,643,902 (collateralized by various corporate obligations, ranging in par value $56,469-$230,144, 0.504%-9.375%, 2/15/11-11/15/36; with total market value $1,726,082)	$1,643,888	1,643,888
HSBC Securities
0.350%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $1,095,936 (collateralized by various corporate obligations, ranging in par value $110-$438,370, 0.000%-7.750%, 7/25/11-9/15/40; with total market value $1,150,733)	1,095,925	1,095,925
Mizuho
0.300%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $2,191,869 (collateralized by a Morgan Stanley corporate obligation, par value $2,207,699, 0.769%, 1/15/15; with total market value $2,301,443)	2,191,851	2,191,851

Total Repurchase Agreements (Cost $4,931,664)		4,931,664

Total Investments — 118.6% (Cost $31,115,493)		$38,310,378

Percentages are based on Net Assets of $32,312,997.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of January 31, 2011.

(A)	This security or a partial position of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $5,840,883.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2011 was $5,985,709.

Cl	— Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011 (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	Core	Dividend
	Growth	Value	Strategic	Diversified
	Equity	Equity	Balanced	Strategies
	Fund	Fund	Fund	Fund
Assets:
Cost of Investments & Repurchase Agreements	$257,129,387	$302,137,591	$20,011,528	$11,141,920
Cost of Affiliated Investment	—	—	218,600	—

Investments at Value*	$301,610,276	$291,828,643	$17,563,826	$11,124,848
Affiliated Investments at Value	—	—	217,928	—
Repurchase Agreements at Value	32,311,703	52,737,099	3,083,298	—
Receivable for Capital Shares Sold	490,610	434,839	—	—
Receivable for Investment Securities Sold	—	—	—	7,858
Dividends and Interest Receivable	60,824	218,869	3,349	50
Receivable from Investment Adviser	37,107	35,053	851	5,424
Prepaid Expenses	18,757	18,076	12,492	—

Total Assets	334,529,277	345,272,579	20,881,744	11,138,180

Liabilities:
Collateral held for Securities on Loan	39,217,687	64,008,605	3,742,292	—
Written Options (Premiums $(27,745))	—	—	—	33,847
Payable for Capital Shares Redeemed	110,956	164,898	144,427	—
Payable for Investment Securities Purchased	—	—	—	897,991
Income Distribution Payable	—	42,563	—	—
Payable Due to Investment Adviser	197,901	186,948	10,099	2,587
Payable Due to Administrator	24,204	22,864	1,412	316
Payable Due to Distributor	11,319	9,087	2,522	—
Payable Due to Trustees	3,483	3,427	340	22
Chief Compliance Officer Fees Payable	1,602	1,581	158	12
Other Accrued Expenses	20,185	20,662	18,604	8,956

Total Liabilities	39,587,337	64,460,635	3,919,854	943,731

Net Assets	$294,941,940	$280,811,944	$16,961,890	$10,194,449

NET ASSETS:
Paid-in Capital	$250,340,351	$256,039,739	$20,137,731	$10,224,041
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	(150,987)	1,452	27,913	(6,418)
Accumulated Net Realized Loss on Investments	(32,040,016)	(17,657,398)	(3,838,678)	—
Net Unrealized Appreciation (Depreciation) on Investments and Option Contracts	76,792,592	42,428,151	634,924	(23,174)

Net Assets	$294,941,940	$280,811,944	$16,961,890	$10,194,449

Institutional Class Shares:
Net Assets	$240,563,274	$234,737,422	$4,789,560	$—
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	24,400,052	25,046,010	461,163	—
Net Asset Value, Offering and Redemption Price Per Share	$9.86	$9.37	$10.39	$—

Class A Shares:
Net Assets	$54,378,666	$46,074,522	$12,172,330	$10,194,449
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,517,171	4,917,948	1,173,621	1,024,373
Net Asset Value, Redemption Price Per Share	$9.86	$9.37	$10.37	9.95

Maximum Offering Price Per Share — Class A	$10.46	$9.94	$11.00	$10.56

	($9.86÷94.25%)	($9.37÷94.25%)	($10.37÷94.25%)	($9.95÷94.25%)
* Includes Market Value of Securities on Loan	$38,325,653	$62,256,721	$3,655,539	$—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011 (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	Kempner			Low
	Multi-Cap	Small Cap	International	Duration
	Deep Value	Equity	Equity	Bond
	Equity Fund	Fund	Fund	Fund
Assets:
Cost of Investments & Repurchase Agreements	$213,925,313	$248,056,690	$255,996,930	$278,748,131

Investments at Value*	$179,344,559	$236,249,218	$299,555,275	$242,256,500
Repurchase Agreements at Value	24,954,710	40,139,190	12,968,276	41,745,898
Receivable for Capital Shares Sold	895,566	966,985	906,325	140,903
Receivable for Investment Securities Sold	2,466,828	4,876,105	2,533,740	—
Dividends and Interest Receivable	262,882	36,671	127,000	1,186,482
Foreign Tax Reclaim Receivable	—	—	40,671	—
Receivable from Investment Adviser	—	—	—	31,224
Prepaid Expenses	16,167	15,826	19,145	18,659

Total Assets	207,940,712	282,283,995	316,150,432	285,379,666

Liabilities:
Collateral held for Securities on Loan	30,288,283	48,718,144	15,739,987	20,325,000
Payable for Investment Securities Purchased	4,345,409	6,892,944	—	8,243,957
Payable for Capital Shares Redeemed	103,320	95,525	192,715	72,401
Income Distribution Payable	135,022	—	—	414,767
Payable to custodian for foreign currency†	—	—	1,766,695	—
Unrealized loss on foreign currency contracts	—	—	152,282	—
Payable Due to Investment Adviser	85,057	172,595	231,954	104,080
Payable Due to Administrator	14,105	18,401	24,524	20,366
Payable Due to Distributor	6,427	6,794	9,556	6,688
Payable Due to Trustees	2,138	2,784	3,768	948
Chief Compliance Officer Fees Payable	985	1,316	1,786	1,424
Other Accrued Expenses	19,324	14,097	37,499	26,558

Total Liabilities	35,000,070	55,922,600	18,160,766	29,216,189

Net Assets	$172,940,642	$226,361,395	$297,989,666	$256,163,477

NET ASSETS:
Paid-in-Capital	$192,696,602	$194,491,938	$277,022,481	$250,215,583
Undistributed (Distributions in Excess of) Net Investment Income	(38,444)	(121,554)	264,743	195,522
Accumulated Net Realized Gain (Loss) on Investments	(10,091,472)	3,659,293	(35,677,255)	498,105
Net Unrealized Appreciation (Depreciation) on Investments	(9,626,044)	28,331,718	56,526,621	5,254,267
Net Unrealized Depreciation on Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	(146,924)	—

Net Assets	$172,940,642	$226,361,395	$297,989,666	$256,163,477

Institutional Class Shares:
Net Assets	$142,952,673	$193,073,240	$252,406,225	$225,555,179
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15,784,566	20,431,194	28,141,692	21,395,274
Net Asset Value, Offering and Redemption Price Per Share††	$9.06	$9.45	$8.97	$10.54

Class A Shares:
Net Assets	$29,987,969	$33,288,155	$45,583,441	$30,608,298
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,311,093	3,544,071	5,085,226	2,903,609
Net Asset Value, Redemption Price Per Share	$9.06	$9.39	$8.96	$10.54

Maximum Offering Price Per Share — Class A	$9.61	$9.96	$9.51	$10.87

	($9.06÷94.25%)	($9.39÷94.25%)	($8.96÷94.25%)	($10.54÷97.00%)
* Includes Market Value of Securities on Loan	$29,456,784	$47,216,018	$15,047,442	$19,982,974

†	Proceeds from overdraft of Foreign Currency for the International Equity Fund was $(1,766,695).

††	The International Equity Fund charges redemption fees. See Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011 (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

			Low	Kempner
	Total		Duration	Treasury
	Return	Municipal	Municipal	and
	Bond	Bond	Bond	Income
	Fund	Fund	Fund	Fund
Assets:
Cost of Investments & Repurchase Agreements	$479,685,768	$141,869,693	$66,546,710	$25,952,233

Investments at Value*	$454,956,024	$144,356,128	$67,828,010	$26,360,795
Repurchase Agreements at Value	35,370,255	—	—	1,259,960
Receivable for Investment Securities Sold	—	1,148,081	—	—
Dividends and Interest Receivable	3,836,106	2,062,017	658,987	48,623
Receivable for Capital Shares Sold	1,100,880	811,468	1,001,696	—
Receivable from Investment Adviser	56,555	12,404	11,517	—
Prepaid Expenses	24,307	16,083	14,735	9,704

Total Assets	495,344,127	148,406,181	69,514,945	27,679,082

Liabilities:
Collateral held for Securities on Loan	42,929,943	—	—	1,529,250
Payable for Investment Securities Purchased	1,499,974	—	—	—
Payable for Capital Shares Redeemed	307,144	549,983	—	—
Income Distribution Payable	1,554,755	418,854	105,286	—
Payable Due to Investment Adviser	188,517	62,019	28,793	7,738
Payable Due to Administrator	36,886	12,135	5,634	2,163
Payable Due to Trustees	5,553	2,245	910	355
Chief Compliance Officer Fees Payable	2,659	1,055	433	167
Payable Due to Distributor	16,635	142	78	—
Other Accrued Expenses	28,533	25,429	23,077	15,346

Total Liabilities	46,570,599	1,071,862	164,211	1,555,019

Net Assets	$448,773,528	$147,334,319	$69,350,734	$26,124,063

NET ASSETS:
Paid-in-Capital	$437,256,477	$144,186,584	$68,040,032	$24,429,035
Undistributed Net Investment Income	314,328	24,529	6,816	26,506
Accumulated Net Realized Gain on Investments	562,212	636,771	22,586	—
Net Unrealized Appreciation on Investments	10,640,511	2,486,435	1,281,300	1,668,522

Net Assets	$448,773,528	$147,334,319	$69,350,734	$26,124,063

Institutional Class Shares:
Net Assets	$366,949,571	$146,619,131	$68,956,422	$26,124,063
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	34,899,207	14,465,861	6,748,798	2,505,420
Net Asset Value, Offering and Redemption Price Per Share	$10.51	$10.14	$10.22	$10.43

Class A Shares:
Net Assets	$81,823,957	$715,188	$394,312	$—
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,782,690	70,585	38,595	—
Net Asset Value, Redemption Price Per Share	$10.51	$10.13	$10.22	$—

Maximum Offering Price Per Share — Class A	$11.01	$10.61	$10.51	$—

	($10.51÷95.50%)	($10.13÷95.50%)	($10.22÷97.25%)
* Includes Market Value of Securities on Loan	$42,090,275	$—	$—	$1,512,136

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011 (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

		LKCM
	LKCM	Small-
	Multi-Cap	Mid Cap
	Equity	Equity
	Fund	Fund
Assets:
Cost of Investments & Repurchase Agreements	$5,868,037	$31,115,493

Investments at Value*	$7,289,903	$33,378,714
Repurchase Agreements at Value	497,948	4,931,664
Receivable for Investment Securities Sold	—	—
Dividends and Interest Receivable	7,902	8,410
Receivable for Capital Shares Sold	—	9,455
Receivable from Investment Adviser	3,788	—
Foreign Tax Reclaim Receivable	—	185
Prepaid Expenses	9,238	12,596

Total Assets	7,808,779	38,341,024

Liabilities:
Collateral held for Securities on Loan	604,375	5,985,709
Payable for Capital Shares Redeemed	28,088	—
Payable Due to Investment Adviser	4,414	24,238
Payable Due to Administrator	576	2,635
Payable Due to Trustees	89	334
Chief Compliance Officer Fees Payable	39	163
Payable Due to Distributor	—	—
Other Accrued Expenses	14,825	14,948

Total Liabilities	652,406	6,028,027

Net Assets	$7,156,373	$32,312,997

NET ASSETS:
Paid-in-Capital	$5,637,859	$27,202,474
Undistributed (Distributions in Excess of) Net Investment Income	1,954	(100,674)
Accumulated Net Realized Loss on Investments	(403,254)	(1,983,688)
Net Unrealized Appreciation on Investments	1,919,814	7,194,885

Net Assets	$7,156,373	$32,312,997

Institutional Class Shares:
Net Assets	$7,156,373	$32,312,997
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	737,665	2,725,334
Net Asset Value, Offering and Redemption Price Per Share	$9.70	$11.86

Class A Shares:
Net Assets	$—	$—
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	—	—
Net Asset Value, Redemption Price Per Share	—	—

Maximum Offering Price Per Share — Class A	$—	$—

* Includes Market Value of Securities on Loan	$589,330	$5,840,883

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
FOR THE SIX MONTHS ENDED
JANUARY 31, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

	Core	Dividend
	Growth	Value	Strategic	Diversified
	Equity	Equity	Balanced	Strategies
	Fund	Fund	Fund	Fund*
Investment Income:
Dividend Income	$1,541,068	$3,516,003	$386,964	$50
Dividend Income from Affiliated Investment	—	—	5,500	—
Security Lending Income	23,735	36,382	10,689	—
Foreign Taxes Withheld	(3,305)	(29,256)	(374)	—

Total Investment Income	1,561,498	3,523,129	402,779	50

Expenses:
Investment Advisory Fees	1,066,780	1,026,807	77,839	2,587
Administration Fees	131,877	126,954	11,012	316
Distribution Fees — Class A	61,977	52,657	14,513	809
Trustees’ Fees	7,153	6,905	677	21
Chief Compliance Officer Fees	2,724	2,608	254	11
Transfer Agent Fees	28,689	29,347	23,639	1,456
Registration Fees	21,942	20,215	18,055	82
Professional Fees	17,095	16,897	10,659	2,152
Printing Fees	5,977	5,776	632	23
Custodian Fees	5,197	5,034	2,521	316
Offering Costs	—	—	—	3,918
Interest Expense on Borrowings	—	172	—	—
Insurance and Other Expenses	9,518	8,378	3,660	201

Total Expenses	1,358,929	1,301,750	163,461	11,892
Less: Investment Advisory Fees Waived	(200,022)	(192,527)	(6,563)	(2,587)
Less: Reimbursement from Investment Advisor	—	—	—	(2,837)
Less: Fees Paid Indirectly (see Note 4)	(22)	(128)	(14)	—

Net Expenses	1,158,885	1,109,095	156,884	6,468

Net Investment Income (Loss)	402,613	2,414,034	245,895	(6,418)

Net Realized Gain from Security Transactions	425,213	7,870,618	786	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	48,090,443	31,515,667	1,870,373	(8,006)
Net Change in Unrealized Depreciation on Affiliated Investments	—	—	(3,587)	—
Net Change in Unrealized Depreciation on Written Options	—	—	—	(15,168)

Net Realized and Unrealized Gain (Loss) on Investments	48,515,656	39,386,285	1,867,572	(23,174)

Increase (Decrease) in Net Assets Resulting from Operations	$48,918,269	$41,800,319	$2,113,467	$(29,592)

*	Fund commenced operations on January 7, 2011.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
FOR THE SIX MONTHS ENDED
JANUARY 31, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

	Kempner
	Multi-Cap			Low
	Deep Value	Small Cap	International	Duration
	Equity	Equity	Equity	Bond
	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$2,029,618	$933,892	$1,961,031	$705
Interest Income	—	—	—	3,614,655
Security Lending Income	11,939	58,749	34,579	6,038
Foreign Taxes Withheld	—	—	(111,001)	—

Total Investment Income	2,041,557	992,641	1,884,609	3,621,398

Expenses:
Investment Advisory Fees	476,491	899,390	1,310,539	563,027
Administration Fees	79,891	95,819	139,877	111,365
Distribution Fees — Class A	35,675	35,766	53,099	39,667
Trustees’ Fees	4,366	4,935	7,679	5,818
Chief Compliance Officer Fees	1,642	1,885	2,911	2,182
Transfer Agent Fees	26,307	26,713	28,029	26,845
Registration Fees	18,287	20,254	17,660	18,981
Professional Fees	14,369	15,536	17,569	15,749
Printing Fees	3,643	3,962	6,482	4,867
Custodian Fees	3,178	2,890	60,499	4,284
Interest Expense on Borrowings	—	10	2,583	147
Insurance and Other Expenses	6,010	7,051	11,500	13,945

Total Expenses	669,859	1,114,211	1,658,427	806,877
Less: Investment Advisory Fees Waived	—	—	—	(168,909)
Less: Fees Paid Indirectly (see Note 4)	(9)	(16)	(25)	(22)

Net Expenses	669,850	1,114,195	1,658,402	637,946

Net Investment Income (Loss)	1,371,707	(121,554)	226,207	2,983,452

Net Realized Gain (Loss) from Security Transactions	(689,522)	15,282,304	2,500,562	1,892,672
Net Realized Loss on Foreign Currency Transactions	—	—	(2,155,939)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	22,911,735	28,718,769	39,411,173	(3,036,502)
Net Change in Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	887,278	—

Net Realized and Unrealized Gain (Loss) on Investments	22,222,213	44,001,073	40,643,074	(1,143,830)

Increase in Net Assets Resulting from Operations	$23,593,920	$43,879,519	$40,869,281	$1,839,622

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
FOR THE SIX MONTHS ENDED
JANUARY 31, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

			Low	Kempner
	Total		Duration	Treasury
	Return	Municipal	Municipal	and
	Bond	Bond	Bond	Income
	Fund	Fund	Fund	Fund
Investment Income:
Interest Income	$12,056,974	$3,114,507	$823,723	$277,972
Dividend Income	622	274	219	244
Security Lending Income	15,561	—	—	184

Total Investment Income	12,073,157	3,114,781	823,942	278,400

Expenses:
Investment Advisory Fees	1,062,766	406,241	171,083	46,763
Administration Fees	210,249	80,422	33,856	13,221
Distribution Fees — Class A	99,536	990	733	—
Trustees’ Fees	11,359	4,622	1,879	741
Chief Compliance Officer Fees	4,224	1,055	697	167
Transfer Agent Fees	30,669	26,198	24,606	12,182
Registration Fees	24,306	19,346	17,697	12,998
Professional Fees	21,422	14,690	11,870	10,729
Printing Fees	9,316	3,798	1,590	661
Custodian Fees	8,299	3,364	2,521	2,521
Insurance and Other Expenses	26,354	19,737	10,254	2,493

Total Expenses	1,508,500	580,463	276,786	102,476
Less: Investment Advisory Fees Waived	(318,831)	(81,248)	(68,434)	—
Less: Fees Paid Indirectly (see Note 4)	(26)	(4)	(5)	(2)

Net Expenses	1,189,643	499,211	208,347	102,474

Net Investment Income	10,883,514	2,615,570	615,595	175,926

Net Realized Gain From Security Transactions	7,010,553	637,991	22,760	181,912
Net Change in Unrealized Depreciation on Investments	(31,555)	(6,005,052)	(869,297)	(113,005)

Net Realized and Unrealized Gain (Loss) on Investments	6,978,998	(5,367,061)	(846,537)	68,907

Increase (Decrease) in Net Assets Resulting from Operations	$17,862,512	$(2,751,491)	$(230,942)	$244,833

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
FOR THE SIX MONTHS ENDED
JANUARY 31, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

		LKCM
	LKCM	Small-
	Multi-Cap	Mid Cap
	Equity	Equity
	Fund	Fund
Investment Income:
Dividend Income	$48,085	$66,341
Security Lending Income	331	3,309
Foreign Taxes Withheld	—	(334)

Total Investment Income	48,416	69,316

Expenses:
Investment Advisory Fees	25,798	117,875
Administration Fees	3,403	12,945
Trustees’ Fees	193	651
Chief Compliance Officer Fees	39	249
Transfer Agent Fees	11,792	12,114
Registration Fees	12,563	11,313
Professional Fees	10,174	10,613
Custodian Fees	2,521	2,521
Printing Fees	264	644
Interest Expense on Borrowings	78	—
Insurance and Other Expenses	734	1,069

Total Expenses	67,559	169,994
Less: Investment Advisory Fees Waived	(21,156)	—
Less: Fees Paid Indirectly (see Note 4)	(1)	(4)

Net Expenses	46,402	169,990

Net Investment Income (Loss)	2,014	(100,674)

Net Realized Gain From Security Transactions	513,816	1,434,389
Net Change in Unrealized Appreciation on Investments	1,058,597	4,708,160

Net Realized and Unrealized Gain on Investments	1,572,413	6,142,549

Increase in Net Assets Resulting from Operations	$1,574,427	$6,041,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Core Growth Equity Fund
	Six Months Ended	Year Ended
	January 31, 2011	July 31,
	(Unaudited)	2010
Operations:
Net Investment Income	$402,613	$670,829
Net Realized Gain (Loss) on Investments	425,213	12,447,012
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	48,090,443	6,308,797

Net Increase in Net Assets Resulting from Operations	48,918,269	19,426,638

Dividends:
Net Investment Income:
Institutional Class Shares	(710,592)	(742,751)
Class A Shares	(37,387)	(65,252)

Total Dividends and Distributions	(747,979)	(808,003)

Capital Share Transactions:
Institutional Class Shares:
Issued	25,548,294	48,113,015
In Lieu of Dividends	9,775	7,853
Redeemed	(19,520,569)	(57,217,564)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	6,037,500	(9,096,696)

Class A Shares:
Issued	4,995,111	12,282,888
In Lieu of Dividends	25,189	44,219
Redeemed	(6,825,208)	(11,935,039)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(1,804,908)	392,068

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,232,592	(8,704,628)

Total Increase (Decrease) in Net Assets	52,402,882	9,914,007

Net Assets:
Beginning of Period	242,539,058	232,625,051

End of Period	$294,941,940	$242,539,058

Undistributed (Distributions in Excess of) Net Investment Income	$(150,987)	$194,379

Share Transactions:
Institutional Class Shares:
Issued	2,741,824	5,785,144
In Lieu of Dividends	1,011	926
Redeemed	(2,141,593)	(6,828,147)

Total Increase (Decrease) in Institutional Class Shares:	601,242	(1,042,077)

Class A Shares:
Issued	541,258	1,455,174
In Lieu of Dividends	2,605	5,220
Redeemed	(792,595)	(1,450,213)

Total Increase (Decrease) in Class A Shares:	(248,732)	10,181

Net Increase (Decrease) in Shares Outstanding	352,510	(1,031,896)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS

Dividend Value Equity Fund		Strategic Balanced Fund
Six Months Ended	Year Ended	Six Months Ended	Year Ended
January 31, 2011	July 31,	January 31, 2011	July 31,
(Unaudited)	2010	(Unaudited)	2010

$2,414,034	$3,935,601	$245,895	$343,924
7,870,618	4,330,383	786	(998,828)
31,515,667	8,252,497	1,866,786	2,906,295

41,800,319	16,518,481	2,113,467	2,251,391

(2,054,817)	(3,455,917)	(87,172)	(213,613)
(353,170)	(484,124)	(140,082)	(124,194)

(2,407,987)	(3,940,041)	(227,254)	(337,807)

22,889,042	58,360,071	81,301	1,188,935
35,284	28,523	—	—
(19,666,607)	(29,769,531)	(9,202,492)	(1,450,877)

3,257,719	28,619,063	(9,121,191)	(261,942)

7,746,088	26,247,969	1,604,251	4,347,648
199,389	258,954	129,428	123,392
(8,071,053)	(5,578,030)	(1,288,160)	(949,450)

(125,576)	20,928,893	445,519	3,521,590

3,132,143	49,547,956	(8,675,672)	3,259,648

42,524,475	62,126,396	(6,789,459)	5,173,232

238,287,469	176,161,073	23,751,349	18,578,117

$280,811,944	$238,287,469	$16,961,890	$23,751,349

$1,452	$(4,595)	$27,913	$9,272

2,608,888	7,071,827	8,294	126,588
4,184	3,558	—	—
(2,272,880)	(3,605,731)	(906,704)	(155,478)

340,192	3,469,654	(898,410)	(28,890)

888,740	3,164,138	158,424	462,771
23,937	32,199	12,766	13,195
(948,002)	(696,313)	(126,962)	(100,949)

(35,325)	2,500,024	44,228	375,017

304,867	5,969,678	(854,182)	346,127

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

		Kempner Multi-Cap Deep
	Diversified Strategies Fund*	Value Equity Fund
	Period Ended	Six Months Ended	Year Ended
	January 31, 2011	January 31, 2011	July 31,
	(Unaudited)	(Unaudited)	2010
Operations:
Net Investment Income (Loss)	$(6,418)	$1,371,707	$2,811,244
Net Realized Gain (Loss) on Investments	—	(689,522)	(4,070,825)
Net Realized Loss on Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	(23,174)	22,911,735	17,840,615
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,592)	23,593,920	16,581,034

Dividends:
Net Investment Income:
Institutional Class Shares	—	(1,189,862)	(2,462,020)
Class A Shares	—	(219,515)	(471,499)

Total Dividends and Distributions	—	(1,409,377)	(2,933,519)

Capital Share Transactions:
Institutional Class Shares:
Issued	—	6,745,626	13,007,472
In Lieu of Dividends	—	5,720	8,885
Redeemed	—	(7,418,647)	(18,090,637)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	(667,301)	(5,074,280)

Class A Shares:
Issued	10,224,041	1,073,647	3,375,373
In Lieu of Dividends	—	177,800	392,032
Redeemed	—	(2,556,270)	(5,128,650)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	10,224,041	(1,304,823)	(1,361,245)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,224,041	(1,972,124)	(6,435,525)

Total Increase in Net Assets	10,194,449	20,212,419	7,211,990

Net Assets:
Beginning of Period	—	152,728,223	145,516,233

End of Period	$10,194,449	$172,940,642	$152,728,223

Undistributed (Distributions in Excess of) Net Investment Income/ Accumulated Net Investment Loss	$(6,418)	$(38,444)	$(774)

Share Transactions:
Institutional Class Shares:
Issued	—	771,055	1,618,958
In Lieu of Dividends	—	685	1,121
Redeemed	—	(872,787)	(2,295,582)

Total Increase (Decrease) in Institutional Class Shares:	—	(101,047)	(675,503)

Class A Shares:
Issued	1,024,373	125,610	419,105
In Lieu of Dividends	—	21,186	49,927
Redeemed	—	(303,164)	(653,195)

Total Increase (Decrease) in Class A Shares:	1,024,373	(156,368)	(184,163)

Net Increase (Decrease) in Shares Outstanding	1,024,373	(257,415)	(859,666)

*	Fund commenced operations on January 7, 2011.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS

Small Cap Equity Fund		International Equity Fund
Six Months Ended	Year Ended	Six Months Ended	Year Ended
January 31, 2011	July 31,	January 31, 2011	July 31,
(Unaudited)	2010	(Unaudited)	2010

$(121,554)	$(716,932)	$226,207	$2,169,761
15,282,304	26,924,455	2,500,562	(5,700,624)
—	—	(2,155,939)	(250,588)

28,718,769	(17,117,839)	39,411,173	22,632,854

—	—	887,278	(874,132)

43,879,519	9,089,684	40,869,281	17,977,271

—	—	(1,705,329)	(366,526)
—	—	(199,937)	—

—	—	(1,905,266)	(366,526)

31,862,242	70,927,245	23,988,749	63,427,606
—	—	45,287	5,918
(16,428,586)	(18,137,026)	(23,702,824)	(41,216,069)

15,433,656	52,790,219	331,212	22,217,455

4,375,981	11,417,960	4,237,744	13,006,518
—	—	164,803	—
(2,027,199)	(7,464,958)	(3,357,525)	(13,380,686)

2,348,782	3,953,002	1,045,022	(374,168)

17,782,438	56,743,221	1,376,234	21,843,287

61,661,957	65,832,905	40,340,249	39,454,032

164,699,438	98,866,533	257,649,417	218,195,385

$226,361,395	$164,699,438	$297,989,666	$257,649,417

$(121,554)	$—	$264,194	$1,943,802

3,785,379	9,502,056	2,797,639	8,255,592
—	—	5,100	757
(1,973,308)	(2,414,320)	(2,782,722)	(5,472,691)

1,812,071	7,087,736	20,017	2,783,658

517,834	1,529,585	488,036	1,694,349
—	—	18,559	—
(239,443)	(985,452)	(393,312)	(1,765,747)

278,391	544,133	113,283	(71,398)

2,090,462	7,631,869	133,300	2,712,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Low Duration Bond Fund
	Six Months Ended	Year Ended
	January 31, 2011	July 31,
	(Unaudited)	2010
Operations:
Net Investment Income	$2,983,452	$6,172,793
Net Realized Gain on Investments	1,892,672	1,001,129
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,036,502)	4,213,074

Net Increase (Decrease) in Net Assets Resulting from Operations	1,839,622	11,386,996

Dividends:
Net Investment Income:
Institutional Class Shares	(2,485,479)	(5,018,763)
Class A Shares	(359,975)	(838,623)
Realized Capital Gains:
Institutional Class Shares	(1,740,098)	—
Class A Shares	(272,831)	—

Total Dividends and Distributions	(4,858,383)	(5,857,386)

Capital Share Transactions:
Institutional Class Shares:
Issued	118,373,284	122,979,085
In Lieu of Dividends	117,678	53,978
Redeemed	(55,637,607)	(65,479,293)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	62,853,355	57,553,770

Class A Shares:
Issued	5,854,718	15,668,237
In Lieu of Dividends	445,677	589,541
Redeemed	(5,530,034)	(9,486,487)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	770,361	6,771,291

Net Increase (Decrease) in Net Assets from Capital Share Transactions	63,623,716	64,325,061

Total Increase (Decrease) in Net Assets	60,604,955	69,854,671

Net Assets:
Beginning of Period	195,558,522	125,703,851

End of Period	$256,163,477	$195,558,522

Undistributed Net Investment Income	$195,522	$57,524

Share Transactions:
Institutional Class Shares:
Issued	11,144,273	11,683,046
In Lieu of Dividends	11,134	5,096
Redeemed	(5,250,950)	(6,187,212)

Total Increase (Decrease) in Institutional Class Shares:	5,904,457	5,500,930

Class A Shares:
Issued	549,556	1,482,518
In Lieu of Dividends	42,048	55,705
Redeemed	(520,188)	(895,558)

Total Increase (Decrease) in Class A Shares:	71,416	642,665

Net Increase (Decrease) in Shares Outstanding	5,975,873	6,143,595

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS

Total Return Bond Fund		Municipal Bond Fund
Six Months Ended	Year Ended	Six Months Ended	Year Ended
January 31, 2011	July 31,	January 31, 2011	July 31,
(Unaudited)	2010	(Unaudited)	2010

$10,883,514	$20,775,188	$2,615,570	$5,016,251
7,010,553	9,609,725	637,991	118,342
(31,555)	10,882,921	(6,005,052)	3,248,463

17,862,512	41,267,834	(2,751,491)	8,383,056

(8,738,198)	(15,889,329)	(2,612,832)	(4,969,670)
(1,897,508)	(3,908,166)	(11,638)	(20,909)

(12,466,340)	(3,803,436)	(110,225)	(156,626)
(2,797,262)	(1,036,960)	(540)	(715)

(25,899,308)	(24,637,891)	(2,735,235)	(5,147,920)

79,316,080	125,629,152	17,088,037	39,714,065
1,253,731	539,299	28,023	2
(26,150,206)	(58,896,813)	(30,989,465)	(18,757,695)

54,419,605	67,271,638	(13,873,405)	20,956,372

11,092,222	30,437,773	7,077	196,068
2,390,123	2,477,792	12,137	18,546
(6,557,452)	(14,777,325)	(92,607)	(80,468)

6,924,893	18,138,240	(73,393)	134,146

61,344,498	85,409,878	(13,946,798)	21,090,518

53,307,702	102,039,821	(19,433,524)	24,325,654

395,465,826	293,426,005	166,767,843	142,442,189

$448,773,528	$395,465,826	$147,334,319	$166,767,843

$314,328	$66,520	$24,529	$33,429

7,428,851	11,850,752	1,647,301	3,811,627
119,541	50,780	2,691	—
(2,447,789)	(5,562,900)	(2,981,659)	(1,799,352)

5,100,603	6,338,632	(1,331,667)	2,012,275

1,042,369	2,895,196	668	18,749
227,311	233,790	1,167	1,781
(613,671)	(1,387,101)	(8,930)	(7,781)

656,009	1,741,885	(7,095)	12,749

5,756,612	8,080,517	(1,338,762)	2,025,024

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Low Duration Municipal Bond Fund
	Six Months Ended	Year Ended
	January 31, 2011	July 31,
	(Unaudited)	2010
Operations:
Net Investment Income	$615,595	$1,236,072
Net Realized Gain on Investments	22,760	21,647
Net Change in Unrealized Appreciation (Depreciation) on Investments	(869,297)	698,260

Net Increase (Decrease) in Net Assets Resulting from Operations	(230,942)	1,955,979

Dividends:
Net Investment Income:
Institutional Class Shares	(613,010)	(1,218,911)
Class A Shares	(4,376)	(10,727)
Realized Capital Gains:
Institutional Class Shares	(21,690)	—
Class A Shares	(131)	—

Total Dividends and Distributions	(639,207)	(1,229,638)

Capital Share Transactions:
Institutional Class Shares:
Issued	16,763,219	27,671,205
In Lieu of Dividends	4,549	973
Redeemed	(12,789,347)	(16,807,137)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	3,978,421	10,865,041

Class A Shares:
Issued	4,240	91,954
In Lieu of Dividends	4,358	8,871
Redeemed	(262,438)	(44,058)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(253,840)	56,767

Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,724,581	10,921,808

Total Increase (Decrease) in Net Assets	2,854,432	11,648,149

Net Assets:
Beginning of Period	66,496,302	54,848,153

End of Period	$69,350,734	$66,496,302

Undistributed Net Investment Income	$6,816	$8,607

Share Transactions:
Institutional Class Shares:
Issued	1,628,787	2,690,570
In Lieu of Dividends	441	94
Redeemed	(1,242,306)	(1,636,765)

Total Increase (Decrease) in Institutional Class Shares:	386,922	1,053,899

Class A Shares:
Issued	410	8,936
In Lieu of Dividends	423	863
Redeemed	(25,549)	(4,311)

Total Increase (Decrease) in Class A Shares:	(24,716)	5,488

Net Increase (Decrease) in Shares Outstanding	362,206	1,059,387

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS

Kempner Treasury and Income Fund		LKCM Multi-Cap Equity Fund
Six Months Ended	Year Ended	Six Months Ended	Year Ended
January 31, 2011	July 31,	January 31, 2011	July 31,
(Unaudited)	2010	(Unaudited)	2010

$175,926	$752,772	$2,014	$5,273
181,912	346,208	513,816	925,910
(113,005)	952,560	1,058,597	15,621

244,833	2,051,540	1,574,427	946,804

(189,354)	(712,838)	(4,592)	(68,647)
—	—	—	—

(347,205)	(415,379)	—	—
—	—	—	—

(536,559)	(1,128,217)	(4,592)	(68,647)

2,682,344	8,991,973	318,922	70,691
14,504	11,864	—	—
(2,638,432)	(9,697,829)	(1,574,793)	(3,913,133)

58,416	(693,992)	(1,255,871)	(3,842,442)

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

58,416	(693,992)	(1,255,871)	(3,842,442)

(233,310)	229,331	313,964	(2,964,285)

26,357,373	26,128,042	6,842,409	9,806,694

$26,124,063	$26,357,373	$7,156,373	$6,842,409

$26,506	$39,934	$1,954	$4,532

250,070	858,212	33,192	9,294
1,388	1,142	—	—
(246,507)	(936,561)	(182,995)	(510,942)

4,951	(77,207)	(149,803)	(501,648)

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

4,951	(77,207)	(149,803)	(501,648)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Small-Mid Cap Equity Fund
	Six Months Ended	Year Ended
	January 31, 2011	July 31,
	(Unaudited)	2010
Operations:
Net Investment Loss	$(100,674)	$(145,116)
Net Realized Gain on Investments	1,434,389	1,016,916
Net Change in Unrealized Appreciation on Investments	4,708,160	2,764,144

Net Increase in Net Assets Resulting from Operations	6,041,875	3,635,944

Capital Share Transactions:
Institutional Class Shares:
Issued	5,360,485	8,225,634
In Lieu of Dividends	—	—
Redeemed	(248,199)	(1,480,695)

Net Increase in Net Assets from Institutional Class Share Transactions	5,112,286	6,744,939

Net Increase in Net Assets from Capital Share Transactions	5,112,286	6,744,939

Total Increase in Net Assets	11,154,161	10,380,883

Net Assets:
Beginning of Period	21,158,836	10,777,953

End of Period	$32,312,997	$21,158,836

Accumulated Net Investment Loss	$(100,674)	$—

Share Transactions:
Institutional Class Shares:
Issued	498,927	917,510
In Lieu of Dividends	—	—
Redeemed	(23,449)	(178,413)

Total Increase in Institutional Class Shares:	475,478	739,097

Net Increase in Shares Outstanding	475,478	739,097

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended January 31, 2011 (Unaudited) and the periods ended July 31,

				Net Realized											Ratio of
				and											Expenses
				Unrealized											to Average
				Gains											Net Assets		Ratio of Net
	Net Asset	Net		(Losses) on		Dividends	Distributions						Ratio of		(Excluding		Investment
	Value,	Investment		Investments	Total	from Net	from	Total	Net Asset			Net Assets	Expenses		Waivers and		Income		Portfolio
	Beginning	Income		and Foreign	from	Investment	Realized	Dividends	Value, End	Total		End of Period	to Average		Fees Paid		to Average		Turnover
	of Period	(Loss) (1)		Currency	Operations	Income	Gains	& Distributions	of Period	Return†		(000)	Net Assets		Indirectly)		Net Assets		Rate

Core Growth Equity Fund
Institutional Class
2011***	$8.21	$0.02		$1.66	$1.68	$(0.03)	$—	$(0.03)	$9.86	20.47	%††	$240,563	0.82	%*	0.97	%*	0.35	%*	18	%**
2010	7.61	0.03		0.60	0.63	(0.03)	—	(0.03)	8.21	8.25	††	195,304	0.82		0.97		0.31		56
2009	9.34	0.03		(1.74)	(1.71)	(0.02)	—	(0.02)	7.61	(18.28	)††	188,920	0.85		1.00		0.38		72
2008(a)	10.00	0.00	‡	(0.66)	(0.66)	—	—	—	9.34	(6.60	)††	211,065	0.86	*	1.01	*	0.21	*	5	**
Class A
2011***	$8.19	$0.00	‡	$1.68	$1.68	$(0.01)	$—	$(0.01)	$9.86	20.48	%††	$54,379	1.07	%*	1.22	%*	0.11	%*	18	%**
2010	7.59	0.00	‡	0.61	0.61	(0.01)	—	(0.01)	8.19	8.05	††	47,235	1.07		1.22		0.06		56
2009	9.34	0.01		(1.75)	(1.74)	(0.01)	—	(0.01)	7.59	(18.60	)††	43,705	1.10		1.25		0.14		72
2008(b)	9.66	0.00	‡	(0.32)	(0.32)	—	—	—	9.34	(3.31	)††	41,112	1.04	*	1.19	*	0.52	*	5	**

Dividend Value Equity Fund
Institutional Class
2011***	$8.03	$0.08		$1.34	$1.42	$(0.08)	$—	$(0.08)	$9.37	17.86	%††	$234,737	0.82	%*	0.97	%*	1.92	%*	47	%**
2010	7.44	0.15		0.59	0.74	(0.15)	—	(0.15)	8.03	9.96	††	198,506	0.83		0.98		1.84		76
2009	9.20	0.21		(1.61)	(1.40)	(0.21)	(0.15)	(0.36)	7.44	(14.76	)††	157,923	0.86		1.01		2.96		65
2008(a)	10.00	0.07		(0.80)	(0.73)	(0.07)	—	(0.07)	9.20	(7.28	)††	146,164	0.88	*	1.03	*	2.91	*	34	**
Class A
2011***	$8.03	$0.07		$1.34	$1.41	$(0.07)	$—	$(0.07)	$9.37	17.71	%††	$46,075	1.07	%*	1.22	%*	1.68	%*	47	%**
2010	7.43	0.13		0.60	0.73	(0.13)	—	(0.13)	8.03	9.85	††	39,781	1.08		1.23		1.54		76
2009	9.20	0.19		(1.62)	(1.43)	(0.19)	(0.15)	(0.34)	7.43	(15.08	)††	18,238	1.11		1.26		2.69		65
2008(b)	9.32	0.02		(0.12)	(0.10)	(0.02)	—	(0.02)	9.20	(1.07	)††	11,099	1.06	*	1.21	*	2.65	*	34	**

Strategic Balanced Fund
Institutional Class
2011***	$9.54	$0.09		$0.89	$0.98	$(0.13)	$—	$(0.13)	$10.39	10.34	%††	$4,790	1.26	%*	1.32	%*	1.78	%*	10	%**
2010	8.67	0.16		0.87	1.03	(0.16)	—	(0.16)	9.54	11.88	††	12,976	1.24		1.30		1.71		38
2009	9.76	0.32		(1.11)	(0.79)	(0.30)	—	(0.30)	8.67	(7.66	)††	12,038	1.18		1.23		3.94		33
2008(b)	10.00	0.01		(0.23)	(0.22)	(0.02)	—	(0.02)	9.76	(2.25	)††	23,960	1.35	*	1.79	*	1.05	*	9	**
Class A
2011***	$9.54	$0.13		$0.82	$0.95	$(0.12)	$—	$(0.12)	$10.37	10.00	%††	$12,172	1.55	%*	1.61	%*	2.60	%*	10	%**
2010	8.67	0.13		0.88	1.01	(0.14)	—	(0.14)	9.54	11.63	††	10,775	1.50		1.56		1.40		38
2009	9.76	0.28		(1.09)	(0.81)	(0.28)	—	(0.28)	8.67	(7.88	)††	6,540	1.45		1.50		3.50		33
2008(b)	10.00	0.01		(0.24)	(0.23)	(0.01)	—	(0.01)	9.76	(2.27	)††	6,860	1.60	*	2.04	*	0.69	*	9	**

Diversified Strategies Fund
Class A
2011***(c)	$10.00	$(0.01)		$(0.04)	$(0.05)	$—	$—	$—	$9.95	(0.50	)%††	$10,194	1.84	%*	3.39	%*	(1.83	)%*	0	%**

*	Annualized.

**	Not annualized.

***	Six months ended January 31, 2011.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.

††	Total return would have been lower had certain expenses not been waived and assumed by the Advisor during the period.

‡	Amount represents less than $0.01.

(a)	Commenced operations on April 25, 2008.

(b)	Commenced operations on June 30, 2008.

(c)	Commenced operations on January 7, 2011.

(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended January 31, 2011 (Unaudited) and the periods ended July 31,

			Net Realized										Ratio of
			and										Expenses
			Unrealized										to Average
			Gains										Net Assets		Ratio of Net
	Net Asset	Net	(Losses) on		Dividends	Distributions					Ratio of		(Excluding		Investment
	Value,	Investment	Investments	Total	from Net	from	Total	Net Asset		Net Assets	Expenses		Waivers and		Income (Loss)		Portfolio
	Beginning	Income	and Foreign	from	Investment	Realized	Dividends	Value, End	Total	End of Period	to Average		Fees Paid		to Average		Turnover
	of Period	(Loss) (1)	Currency	Operations	Income	Gains	& Distributions	of Period	Return†	(000)	Net Assets		Indirectly)		Net Assets		Rate

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class
2011***	$7.89	$0.07	$1.18	$1.25	$(0.08)	$—	$(0.08)	$9.06	15.87%	$142,953	0.79	%*	0.79	%*	1.74	%*	7	%**
2010	7.20	0.15	0.69	0.84	(0.15)	—	(0.15)	7.89	11.75	125,363	0.79		0.79		1.87		23
2009	9.08	0.20	(1.73)	(1.53)	(0.21)	(0.14)	(0.35)	7.20	(16.33)	119,227	0.81		0.81		3.02		12
2008(a)	10.00	0.05	(0.92)	(0.87)	(0.05)	—	(0.05)	9.08	(8.69)	153,539	0.82	*	0.82	*	2.20	*	11	**
Class A
2011***	$7.89	$0.06	$1.18	$1.24	$(0.07)	$—	$(0.07)	$9.06	15.73%	$29,988	1.04	%*	1.04	%*	1.50	%*	7	%**
2010	7.20	0.13	0.69	0.82	(0.13)	—	(0.13)	7.89	11.48	27,365	1.04		1.04		1.62		23
2009	9.08	0.19	(1.74)	(1.55)	(0.19)	(0.14)	(0.33)	7.20	(16.54)	26,289	1.06		1.06		2.76		12
2008(b)	9.09	0.01	0.03	0.04	(0.05)	—	(0.05)	9.08	0.43	35,014	0.99	*	0.99	*	1.44	*	11	**

Small Cap Equity Fund
Institutional Class
2011***	$7.53	$(0.00)‡	$1.92	$1.92	$—	$—	$—	$9.45	25.50%	$193,073	1.11	%*	1.11	%*	(0.09	)%*	66	%**
2010	6.94	(0.04)	0.63	0.59	—	—	—	7.53	8.50	140,224	1.23		1.23		(0.53)		160
2009	9.61	(0.02)	(2.58)	(2.60)	—	(0.07)	(0.07)	6.94	(26.94)	80,026	1.25		1.25		(0.27)		273
2008(a)	10.00	(0.01)	(0.38)	(0.39)	—	—	—	9.61	(3.90)	64,577	1.33	*	1.33	*	(0.26	)*	110	**
Class A
2011***	$7.49	$(0.01)	$1.91	$1.90	$—	$—	$—	$9.39	25.37%	$33,288	1.36	%*	1.36	%*	(0.34	)%*	66	%**
2010	6.92	(0.06)	0.63	0.57	—	—	—	7.49	8.24	24,475	1.48		1.48		(0.76)		160
2009	9.61	(0.03)	(2.59)	(2.62)	—	(0.07)	(0.07)	6.92	(27.15)	18,840	1.50		1.50		(0.51)		273
2008(b)	9.83	(0.01)	(0.21)	(0.22)	—	—	—	9.61	(2.24)	21,288	1.44	*	1.44	*	(0.73	)*	110	**

International Equity Fund
Institutional Class
2011***	$7.79	$0.01	$1.23	$1.24	$(0.06)	$—	$(0.06)	$8.97	15.95%	$252,406	1.14	%*	1.14	%*	0.20	%*	15	%**
2010	7.18	0.07	0.55	0.62	(0.01)	—	(0.01)	7.79	8.69	218,996	1.16		1.16		0.91		35
2009	9.01	0.08	(1.71)	(1.63)	(0.20)	—	(0.20)	7.18	(17.51)	182,004	1.21		1.21		1.27		51
2008(a)	10.00	0.06	(1.05)	(0.99)	—	—	—	9.01	(9.90)	230,394	1.19	*	1.19	*	2.25	*	16	**
Class A
2011***	$7.77	$(0.00)‡	$1.23	$1.23	$(0.04)	$—	$(0.04)	$8.96	15.84%	$45,584	1.39	%*	1.39	%*	(0.06	)%*	15	%**
2010	7.18	0.05	0.54	0.59	—	—	—	7.77	8.22	38,653	1.41		1.41		0.64		35
2009	9.01	0.07	(1.71)	(1.64)	(0.19)	—	(0.19)	7.18	(17.65)	36,191	1.46		1.46		1.07		51
2008(b)	9.31	(0.00)‡	(0.30)	(0.30)	—	—	—	9.01	(3.22)	41,937	1.25	*	1.25	*	(0.20	)*	16	**

*	Annualized.

**	Not annualized.

***	Six months ended January 31, 2011.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.

‡	Amount represents less than $0.01.

(a)	Commenced operations on April 25, 2008.

(b)	Commenced operations on June 30, 2008.

(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended January 31, 2011 (Unaudited) and the periods ended July 31,

			Net Realized											Ratio of
			and											Expenses
			Unrealized											to Average
			Gains											Net Assets		Ratio of Net
	Net Asset		(Losses) on		Dividends	Distributions						Ratio of		(Excluding		Investment
	Value,	Net	Investments	Total	from Net	from	Total	Net Asset			Net Assets	Expenses		Waivers and		Income (Loss)		Portfolio
	Beginning	Investment	and Foreign	from	Investment	Realized	Dividends	Value, End	Total		End of Period	to Average		Fees Paid		to Average		Turnover
	of Period	Income(1)	Currency	Operations	Income	Gains	& Distributions	of Period	Return†		(000)	Net Assets		Indirectly)		Net Assets		Rate

Low Duration Bond Fund
Institutional Class
2011***	$10.67	$0.14	$(0.04)	$0.10	$(0.14)	$(0.09)	$(0.23)	$10.54	0.91	%††	$225,555	0.53	%*	0.68	%*	2.68	%*	26	%**
2010	10.32	0.37	0.33	0.70	(0.35)	—	(0.35)	10.67	6.86	††	165,334	0.53		0.70		3.52		62
2009	10.01	0.47	0.30	0.77	(0.46)	(0.00)‡	(0.46)	10.32	8.00	††	103,107	0.52		0.72		4.77		56
2008(a)	10.00	0.10	0.01	0.11	(0.10)	—	(0.10)	10.01	1.12	††	118,107	0.56	*	0.76	*	3.88	*	8	**
Class A
2011***	$10.67	$0.13	$(0.05)	$0.08	$(0.12)	$(0.09)	$(0.21)	$10.54	0.79	%††	$30,608	0.78	%*	0.93	%*	2.45	%*	26	%**
2010	10.32	0.35	0.32	0.67	(0.32)	—	(0.32)	10.67	6.60	††	30,225	0.78		0.95		3.28		62
2009	10.01	0.45	0.30	0.75	(0.44)	(0.00)‡	(0.44)	10.32	7.74	††	22,597	0.77		0.97		4.53		56
2008(b)	10.04	0.03	(0.03)	—	(0.03)	—	(0.03)	10.01	(0.02	)††	26,293	0.73	*	0.93	*	3.32	*	8	**

Total Return Bond Fund
Institutional Class
2011***	$10.71	$0.28	$0.17	$0.45	$(0.27)	$(0.38)	$(0.65)	$10.51	4.30	%††	$366,950	0.51	%*	0.66	%*	5.17	%*	41	%**
2010	10.17	0.63	0.66	1.29	(0.60)	(0.15)	(0.75)	10.71	13.03	††	319,147	0.54		0.67		5.97		60
2009	9.89	0.58	0.28	0.86	(0.56)	(0.02)	(0.58)	10.17	9.08	††	238,649	0.59		0.69		5.97		67
2008(a)	10.00	0.13	(0.11)	0.02	(0.13)	—	(0.13)	9.89	0.15	††	199,384	0.62	*	0.72	*	4.78	*	12	**
Class A
2011***	$10.71	$0.27	$0.17	$0.44	$(0.26)	$(0.38)	$(0.64)	$10.51	4.18	%††	$81,824	0.76	%*	0.91	%*	4.92	%*	41	%**
2010	10.17	0.61	0.65	1.26	(0.57)	(0.15)	(0.72)	10.71	12.76	††	76,319	0.79		0.92		5.73		60
2009	9.89	0.55	0.28	0.83	(0.53)	(0.02)	(0.55)	10.17	8.82	††	54,777	0.84		0.94		5.73		67
2008(b)	9.95	0.04	(0.06)	(0.02)	(0.04)	—	(0.04)	9.89	(0.21	)††	49,258	0.81	*	0.92	*	4.69	*	12	**

Municipal Bond Fund
Institutional Class
2011***	$10.50	$0.17	$(0.35)	$(0.18)	$(0.17)	$(0.01)	$(0.18)	$10.14	(1.76	)%††	$146,619	0.61	%*	0.71	%*	3.21	%*	7	%**
2010	10.28	0.34	0.22	0.56	(0.33)	(0.01)	(0.34)	10.50	5.56	††	165,952	0.61		0.71		3.22		5
2009	9.94	0.34	0.34	0.68	(0.34)	(0.00)‡	(0.34)	10.28	6.99	††	141,775	0.62		0.72		3.39		14
2008(a)	10.00	0.09	(0.07)	0.02	(0.08)	—	(0.08)	9.94	0.24	††	124,174	0.67	*	0.77	*	3.20	*	3	**
Class A
2011***	$10.50	$0.16	$(0.36)	$(0.20)	$(0.16)	$(0.01)	$(0.17)	$10.13	(1.98	)%††	$715	0.86	%*	0.96	%*	2.97	%*	7	%**
2010	10.28	0.31	0.23	0.54	(0.31)	(0.01)	(0.32)	10.50	5.31	††	816	0.86		0.96		2.97		5
2009(b)	10.06	0.30	0.24	0.54	(0.32)	(0.00)‡	(0.32)	10.28	5.48	††	668	0.87	*	0.97	*	3.15	*	14	**†††

*	Annualized.

**	Not annualized.

***	Six months ended January 31, 2011.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.

††	Total return would have been lower had certain expenses not been waived and assumed by the Advisor during the period.

†††	Portfolio turnover rate is for the Fund for the year ended July 31, 2009.

‡	Amounts represents less than $0.01.

(a)	Commenced operations on April 25, 2008.

(b)	Commenced operations on August 28, 2008.

(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended January 31, 2011 (Unaudited) and the periods ended July 31,

			Net Realized											Ratio of
			and											Expenses
			Unrealized											to Average
			Gains											Net Assets		Ratio of Net
	Net Asset	Net	(Losses) on		Dividends	Distributions						Ratio of		(Excluding		Investment
	Value,	Investment	Investments	Total	from Net	from		Net Asset			Net Assets	Expenses		Waivers and		Income (Loss)		Portfolio
	Beginning	Income	and Foreign	from	Investment	Realized	Total	Value, End	Total		End of Period	to Average		Fees Paid		to Average		Turnover
	of Period	(Loss) (1)	Currency	Operations	Income	Gains	Dividends	of Period	Return†		(000)	Net Assets		Indirectly)		Net Assets		Rate

Low Duration Municipal Bond Fund
Institutional Class
2011***	$10.35	$0.09	$(0.13)	$(0.04)	$(0.09)	$—	$(0.09)	$10.22	(0.32	)%††	$68,957	0.61	%*	0.81	%*	1.80	%*	3	%**
2010	10.22	0.21	0.13	0.34	(0.21)	—	(0.21)	10.35	3.32	††	65,841	0.61		0.81		2.02		21
2009	10.00	0.23	0.22	0.45	(0.23)	—	(0.23)	10.22	4.51	††	54,257	0.61		0.81		2.26		27
2008(a)	10.00	0.06	0.00 ‡	0.06	(0.06)	—	(0.06)	10.00	0.57	††	48,699	0.72	*	0.92	*	2.18	*	10	**
Class A
2011***	$10.35	$0.08	$(0.13)	$(0.05)	$(0.08)	$—	$(0.08)	$10.22	(0.45	)%††	$394	0.86	%*	1.06	%*	1.54	%*	3	%**
2010	10.22	0.18	0.13	0.31	(0.18)	—	(0.18)	10.35	3.07	††	655	0.86		1.06		1.77		21
2009(b)	10.04	0.18	0.21	0.39	(0.21)	—	(0.21)	10.22	3.89	††	591	0.86	*	1.06	*	1.89	*	27	**†††

Kempner Treasury and Income Fund
Institutional Class
2011***	$10.54	$0.07	$0.04	$0.11	$(0.08)	$(0.14)	$(0.22)	$10.43	1.01%		$26,124	0.77	%*	0.77	%*	1.32	%*	0	%**
2010	10.14	0.30	0.54	0.84	(0.20)	(0.24)	(0.44)	10.54	8.48		26,357	0.71		0.71		2.85		28
2009	9.94	0.01	0.33	0.34	(0.10)	(0.04)	(0.14)	10.14	3.50		26,128	0.70		0.70		0.12		114
2008(a)	10.00	0.12	(0.06)	0.06	(0.12)	—	(0.12)	9.94	0.59		21,852	1.00	*	1.00	*	4.42	*	0	**

LKCM Multi-Cap Equity Fund
Institutional Class
2011***	$7.71	$0.00 ‡	$2.00	$2.00	$(0.01)	$—	$(0.01)	$9.70	25.90	%††	$7,156	1.35	%*	1.96	%*	0.06	%*	9	%**
2010	7.06	0.00 ‡	0.71	0.71	(0.06)	—	(0.06)	7.71	10.04	††	6,842	1.35		1.55		0.06		14
2009	9.32	0.04	(1.47)	(1.43)	(0.02)	(0.81)	(0.83)	7.06	(13.43	)††	9,807	1.35		1.36		0.62		34
2008(a)	10.00	0.01	(0.69)	(0.68)	—	—	—	9.32	(6.80)		17,389	1.35	*	1.46	*	0.46	*	23	**

LKCM Small-Mid Cap Equity Fund
Institutional Class
2011***	$9.40	$(0.04)	$2.50	$2.46	$—	$—	$—	$11.86	26.17%		$32,313	1.30	%*	1.30	%*	(0.77	)%*	28	%**
2010	7.13	(0.08)	2.35	2.27	—	—	—	9.40	31.84		21,159	1.39		1.39		(0.92)		72
2009	9.57	(0.03)	(2.41)	(2.44)	—	—	—	7.13	(25.50	)††	10,778	1.55		1.63		(0.42)		88
2008(a)	10.00	(0.01)	(0.42)	(0.43)	—	—	—	9.57	(4.30	)††	10,984	1.55	*	2.13	*	(0.19	)*	27	**

*	Annualized.

**	Not annualized.

***	Six months ended January 31, 2011.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.

††	Total return would have been lower had certain expenses not been waived and assumed by the Advisor during the period.

†††	Portfolio turnover rate is for the Fund for the year ended July 31, 2009.

‡	Amounts represents less than $0.01.

(a)	Commenced operations on April 25, 2008.

(b)	Commenced operations on August 28, 2008.

(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Diversified Strategies Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund (each a “Fund” and collectively the “Funds”). Frost Core Growth Equity Fund seeks to achieve long-term capital appreciation. Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund and Frost International Equity Fund seek to achieve long-term capital appreciation and current income. Frost Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. Frost Small Cap Equity Fund seeks to maximize total return. Frost Low Duration Bond Fund and Frost Total Return Bond Fund both seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. Frost Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. Frost Low Duration Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. Frost Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. Both Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund seek to maximize long-term capital appreciation. Frost Diversified Strategies Fund seeks capital growth with reduced correlation to the stock and bond markets. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares. The financial statements of the remaining funds in the Trust are presented separately.
At a November 11, 2009 meeting of the Board of Trustees of the Advisors’ Inner Circle Fund II, the Trustees approved a change in the Hoover Small-Mid Cap Equity Fund’s (the “Fund”) name, principal investment strategy, benchmark and non-fundamental investment limitation. Accordingly, effective February 1, 2010, the Fund changed its name to the Frost Small Cap Equity Fund. At the same time, the new investment strategy is to invest at least 80% of its net assets in equity securities of small-capitalization companies. In addition, the Fund changed its benchmark from the Russell 2500 Mid Cap Index to the Russell 2000 Small Cap Index.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds:
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.
The Frost International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Frost International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s administrator and may request that a meeting of the Committee be held.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.
If a local market in which the Frost International Equity Fund owns securities is closed for one or more days, the Frost International Equity Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2011.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011

Investments in Securities	Level 1	Level 2		Level 3	Total

Core Growth Equity Fund
Common Stock	$284,027,288	$—		$—	$284,027,288
Cash Equivalents	17,582,988	—		—	17,582,988
Repurchase Agreements	—	32,311,703		—	32,311,703

Total Investments in Securities	$301,610,276	$32,311,703		$—	$333,921,979

Dividend Value Equity Fund
Common Stock	$262,696,794	$—		$—	$262,696,794
Registered Investment Companies	7,898,968	—		—	7,898,968
Cash Equivalents	21,232,881	—		—	21,232,881
Repurchase Agreements	—	52,737,099		—	52,737,099

Total Investments in Securities	$291,828,643	$52,737,099		$—	$344,565,742

Strategic Balanced Fund
Registered Investment Companies	$16,217,989	$—		$—	$16,217,989
Common Stock	599,777	—		—	599,777
Cash Equivalents	963,988	—		—	963,988
Repurchase Agreements	—	3,083,298		—	3,083,298

Total Investments in Securities	$17,781,754	$3,083,298		$—	$20,865,052

Diversified Strategies Fund
Registered Investment Companies	$2,943,403	$—		$—	$2,943,403
Common Stock	69,817	—		—	69,817
Purchased Options	24,507	—		—	24,507
Cash Equivalents	8,087,121	—		—	8,087,121

Total Investments in Securities	$11,124,848	$—		$—	$11,124,848

Kempner Multi-Cap Deep Value Fund
Common Stock	$152,017,912	$—		$—	$152,017,912
Cash Equivalents	27,326,647	—		—	27,326,647
Repurchase Agreements	—	24,954,710		—	24,954,710

Total Investments in Securities	$179,344,559	$24,954,710		$—	$204,299,269

Small Cap Equity Fund
Common Stock	$221,439,216	$—		$—	$221,439,216
Cash Equivalents	14,810,002	—		—	14,810,002
Repurchase Agreements	—	40,139,190		—	40,139,190

Total Investments in Securities	$236,249,218	$40,139,190		$—	$276,388,408

International Equity Fund
Common Stock	$278,335,442	$6,724,480	†	$—	$285,059,922
Preferred Stock	7,801,952	—		—	7,801,952
Cash Equivalents	6,693,401	—		—	6,693,401
Repurchase Agreements	—	12,968,276		—	12,968,276

Total Investments in Securities	$292,830,795	$19,692,756		$—	$312,523,551

Low Duration Bond Fund
Asset-Backed Securities	$—	$59,724,062		$—	$59,724,062
U.S. Treasury Obligations	56,039,549	—		—	56,039,549
Corporate Obligations	—	52,834,012		—	52,834,012
U.S. Government Agency Obligations	—	30,458,007		—	30,458,007
Municipal Bonds	—	19,468,659		—	19,468,659
Mortgage-Backed Securities	—	17,098,777		—	17,098,777
Commercial Paper	—	499,763		—	499,763
Certificate of Deposit	—	245,215		—	245,215
Cash Equivalents	5,888,456	—		—	5,888,456
Repurchase Agreements	—	41,745,898		—	41,745,898

Total Investments in Securities	$61,928,005	$222,074,393		$—	$284,002,398

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011

Investments in Securities	Level 1	Level 2	Level 3	Total

Total Return Bond Fund
Corporate Obligations	$—	$157,897,627	$—	$157,897,627
Mortgage-Backed Securities	—	148,080,523	—	148,080,523
Asset-Backed Securities	—	60,823,602	—	60,823,602
Municipal Bonds	—	37,612,797	—	37,612,797
U.S. Treasury Obligations	29,430,456	—	—	29,430,456
U.S. Government Agency Obligations	—	8,367,795	—	8,367,795
Cash Equivalents	12,743,224	—	—	12,743,224
Repurchase Agreements	—	35,370,255	—	35,370,255

Total Investments in Securities	$42,173,680	$448,152,599	$—	$490,326,279

Municipal Bond Fund
Municipal Bonds	$—	$143,725,041	$—	$143,725,041
Cash Equivalent	631,087	—	—	631,087

Total Investments in Securities	$631,087	$143,725,041	$—	$144,356,128

Low Duration Municipal Bond Fund
Municipal Bonds	$—	$66,709,983	$—	$66,709,983
Cash Equivalent	1,118,027	—	—	1,118,027

Total Investments in Securities	$1,118,027	$66,709,983	$—	$67,828,010

Kempner Treasury and Income Fund
U.S. Treasury Obligations	$19,560,308	$—	$—	$19,560,308
Cash Equivalents	6,800,487	—	—	6,800,487
Repurchase Agreements	—	1,259,960	—	1,259,960

Total Investments in Securities	$26,360,795	$1,259,960	$—	$27,620,755

LKCM Multi-Cap Equity Fund
Common Stock	$6,853,885	$—	$—	$6,853,885
Cash Equivalents	436,018	—	—	436,018
Repurchase Agreements	—	497,948	—	497,948

Total Investments in Securities	$7,289,903	$497,948	$—	$7,787,851

LKCM Small Mid-Cap Equity Fund
Common Stock	$31,202,836	$—	$—	$31,202,836
Cash Equivalents	2,175,878	—	—	2,175,878
Repurchase Agreements	—	4,931,664	—	4,931,664

Total Investments in Securities	$33,378,714	$4,931,664	$—	$38,310,378

Other Financial Instruments*
International Equity Fund	$—	$(152,282)	$—	$(152,282)
Liabilities**
Diversified Strategies Fund	$(33,847)	$—	$—	$(33,847)

*	Other financial instruments are forward foreign currency contracts not reflected in the Schedule of Investments.

**	Liabilities are written options not reflected in the Schedule of Investments.

†	Represents securities trading primarily outside the United States, the values of which were adjusted due to the fact that the securities primary exchange was closed on January 31, 2011.

There were no significant transfers between Level 1 and Level 2 within the Funds for the six months ended January 31, 2011.

There were no significant transfers between Level 2 and Level 3 within the Funds for the six months ended January 31, 2011.

For the six months ended January 31, 2011, there have been no significant changes to the Funds’ Fair value methodologies.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Frost International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Frost International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
Forward Foreign Currency Contracts — The International Equity Fund will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Advisor perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Equity Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Options Written/Purchased — A Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.
The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Diversified Strategies Fund had options contracts as of January 31, 2011, as disclosed in the Fund’s Schedule of Investments.
Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statement of operations, the Strategic Balanced Fund and Diversified Strategies Fund indirectly bears expenses of the underlying funds (registered investment companies) in which it invests. Because each of the underlying funds have varied expense and fee levels, and the Strategic Balanced Fund and Diversified Strategies Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.
Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Dividends and Distributions to Shareholders — The Frost Core Growth Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Strategic Balanced Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, and Frost Diversified Strategies Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.
Redemption Fees — The Frost International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. The Frost Diversified Strategies Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than sixty days. For the six months ended January 31, 2011, the Funds retained no such fees.
Line of Credit — The Funds entered into an agreement which enables them to participate in a $10 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the “Custodian”) which expires April 24, 2011. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian’s current reference rate minus 1%. As of January 31, 2011, the Funds had no borrowings outstanding. Listed below are Funds which had outstanding balances during the six months ended January 31, 2011:

				Daily
	Maximum	Number	Average	Weighted
	Amount	of Days	Outstanding	Average	Interest
	Borrowed	Outstanding	Balance	Interest Rate	Paid

Dividend Value Equity Fund	$450,000	6	$318,200	3.25%	$172
LKCM Multi-Cap Equity Fund	148,550	20	42,028	3.25%	78
Small Cap Equity Fund	54,600	2	54,600	3.25%	10
International Equity Fund	3,715,000	11	2,601,145	3.25%	2,583
Low Duration Bond Fund	232,500	7	232,500	3.25%	147

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
3. Derivative Contracts:
A summary of option contracts written in the Diversified Strategies Fund during the six month period ended January 31, 2011 is as follows:

	Number of
	Contracts	Premiums

Outstanding at July 31, 2010	—	$—
Written Options	141	27,745

Outstanding at January 31, 2011	141	$27,745

4. Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
5. Administration, Distribution, Transfer Agent and Custodian Agreements:
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of: 0.10% on the first $2 billion of the Funds’ aggregate average daily net assets; 0.08% on the next $1 billion of the Funds’ aggregate average daily net assets; and 0.06% on the Funds’ aggregate average daily net assets over $3 billion. The minimum annual administration fee is $900,000 for the initial eight Funds. The minimum annual administration fee will increase by $90,000 for each additional fund established. There is also a minimum annual administration fee of $15,000 per additional class.
The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Class A Shares as compensation for distribution services.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.
Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
6. Investment Advisory Agreement:
Frost Investment Advisors, LLC (the “Adviser”), a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s voluntary Expense Limitation for each Fund.

	Advisory Fee	Adviser’s	Institutional	Class
	Before	Voluntary	Class	A
	Voluntary Fee	Fee	Expense	Expense
Fund	Reduction	Reduction	Limitation	Limitation

Core Growth Equity Fund	0.80%	0.15%	1.25%	1.50%
Dividend Value Equity Fund	0.80%	0.15%	1.25%	1.50%
Strategic Balanced Fund	0.70%	0.05%	1.35%	1.60%
Diversified Strategies Fund	0.80%	None	N/A	2.00%
Kempner Multi-Cap Deep Value Equity Fund	0.59%	None	1.05%	1.30%
Small Cap Equity Fund	1.00% for assets up to $100 million	None	1.55%	1.80%
	0.85% for assets over $100 million
International Equity Fund	0.95% for assets up to $150 million	None	1.45%	1.70%
	0.90% for assets over $150 million
Low Duration Bond Fund	0.50%	0.15%	0.95%	1.20%
Total Return Bond Fund	0.50%	0.15%	0.95%	1.20%
Municipal Bond Fund	0.50%	0.10%	1.05%	1.30%
Low Duration Municipal Bond Fund	0.50%	0.20%	1.15%	1.40%
Kempner Treasury and Income Fund	0.35%	None	1.05%	1.30%*
LKCM Multi-Cap Equity Fund	0.75%	None	1.35%	1.60%*
LKCM Small-Mid Cap Equity Fund	0.90%	None	1.55%	1.80%*

*	Class is registered but not yet opened.
If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period. The Advisor, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2011, the Adviser recaptured $0 of prior Expense Limitation reimbursements At January 31, 2011, the remaining amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the LKCM Multi-Cap Equity Fund and LKCM Small-Mid Cap Equity Fund was $45,302 and $23,475 respectively.
As of January 31, 2011, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Kempner Multi-Cap Deep Value Equity Fund	Kempner Treasury and Income Fund
Kempner Capital Management, Inc.	Kempner Capital Management, Inc.

Small Cap Equity Fund	LKCM Multi-Cap Equity Fund
Artio Global Management LLC	Luther King Capital Management
Cambiar Investors LLC	Corporation

International Equity Fund	LKCM Small-Mid Cap Equity Fund
Thornburg Investment Management, Inc.	Luther King Capital Management Corporation

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
7. Investment Transactions:
The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2011 were as follows:

	U.S. Gov’t	Other		Total

Core Growth Equity Fund
Purchases	$—	$52,775,293		$52,775,293
Sales	—	44,544,004		44,544,004
Dividend Value Equity Fund
Purchases	—	115,884,325		115,884,325
Sales	—	123,019,506		123,019,506
Strategic Balanced Fund
Purchases	—	2,180,813	*	2,180,813
Sales	—	10,132,808		10,132,808
Diversified Strategies Fund
Purchases	—	3,021,225		3,021,225
Sales	—	—		—
Kempner Multi-Cap Deep Value Equity Fund
Purchases	—	10,684,426		10,684,426
Sales	—	23,155,515		23,155,515
Small Cap Equity Fund
Purchases	—	139,910,676		139,910,676
Sales	—	122,594,916		122,594,916
International Equity Fund
Purchases	—	40,236,583		40,236,583
Sales	—	44,604,478		44,604,478
Low Duration Bond Fund
Purchases	54,975,866	42,244,694		97,220,560
Sales	23,740,630	21,705,805		45,446,435
Total Return Bond Fund
Purchases	95,764,627	89,229,250		184,993,877
Sales	77,342,040	67,856,022		145,198,062
Municipal Bond Fund
Purchases	—	10,356,556		10,356,556
Sales	—	23,176,741		23,176,741
Low Duration Municipal Bond Fund
Purchases	—	1,848,690		1,848,690
Sales	—	1,533,940		1,533,940
Kempner Treasury and Income Fund
Purchases	—	—		—
Sales	3,458,264	—		3,458,264
LKCM Multi-Cap Equity Fund
Purchases	—	611,270		611,270
Sales	—	2,170,782		2,170,782
LKCM Small-Mid Cap Equity Fund
Purchases	—	12,305,023		12,305,023
Sales	—	6,705,602		6,705,602

*	Includes $5,852 of purchases of affiliated investment.
8. Federal Tax Information:
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
The tax character of dividends and distributions declared during the years ended July 31, 2010 and July 31, 2009 was as follows:

		Ordinary	Long-Term
	Tax Exempt	Income	Capital Gains	Total

Core Growth Equity Fund
2010	$—	$808,003	$—	$808,003
2009	—	488,278	—	488,278
Dividend Value Equity Fund
2010	—	3,940,041	—	3,940,041
2009	—	4,264,560	3,115,124	7,379,684
Strategic Balanced Fund
2010	—	337,807	—	337,807
2009	—	789,798	—	789,798
Kempner Multi-Cap Deep Value Equity Fund
2010	—	2,933,519	—	2,933,519
2009	—	4,258,015	2,833,938	7,091,953
Small Cap Equity Fund
2010	—	—	—	—
2009	—	—	849,881	849,881
International Equity Fund
2010	—	366,526	—	366,526
2009	—	5,119,469	—	5,119,469
Low Duration Bond Fund
2010	—	5,857,386	—	5,857,386
2009	—	6,103,101	—	6,103,101
Total Return Bond Fund
2010	—	22,411,371	2,226,520	24,637,891
2009	—	14,548,150	211,175	14,759,325
Municipal Bond Fund
2010	4,990,579	—	157,341	5,147,920
2009	4,481,021	—	30,824	4,511,845
Low Duration Municipal Bond Fund
2010	1,229,638	—	—	1,229,638
2009	1,199,331	—	—	1,199,331
Kempner Treasury and Income Fund
2010	—	736,371	391,846	1,128,217
2009	—	30,083	311,018	341,101
LKCM Multi-Cap Equity Fund
2010	—	68,647	—	68,647
2009	—	23,239	1,465,577	1,488,816
As of July 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

									Total
			Undistributed			Post-			Distributable
		Undistributed	Long-Term			October	Unrealized	Other	Earnings
	Undistributed	Tax-Exempt	Capital	Capital Loss	Post-October	Currency	Appreciation	Temporary	(Accumulated
	Ordinary Income	Income	Gain	Carryforwards	Losses	Losses	(Depreciation)	Differences	Losses)

Core Growth Equity Fund	$194,380	$—	$—	$(32,026,442)	$—	$—	$28,263,361	$—	$(3,568,701)
Dividend Value Equity Fund	127,426	—	—	(25,423,923)	—	—	10,808,389	(132,019)	(14,620,127)
Strategic Balanced Fund	8,004	—	—	(2,863,455)	(931,258)	—	(1,275,345)	—	(5,062,054)

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011

									Total
			Undistributed			Post-			Distributable
		Undistributed	Long-Term			October	Unrealized	Other	Earnings
	Undistributed	Tax-Exempt	Capital	Capital Loss	Post-October	Currency	Appreciation	Temporary	(Accumulated
	Ordinary Income	Income	Gain	Carryforwards	Losses	Losses	(Depreciation)	Differences	Losses)

Kempner Multi-Cap Deep Value Equity Fund	$333,501	$—	$—	$(9,011,958)	$(389,992)	$—	$(32,537,779)	$(334,275)	$(41,940,503)
Small Cap Equity Fund	—	—	—	(11,403,900)	—	—	(606,162)	—	(12,010,062)
International Equity Fund	1,902,655	—	—	(31,246,313)	(4,063,318)	(1,002,380)	15,369,001	1,043,525	(17,996,830)
Low Duration Bond Fund	481,921	—	618,364	—	—	—	8,326,508	(460,138)	8,966,655
Total Return Bond Fund	2,608,749	—	7,957,781	—	—	—	10,698,095	(1,710,778)	19,553,847
Municipal Bond Fund	—	445,163	109,546	—	—	—	8,509,817	(430,065)	8,634,461
Low Duration Municipal Bond Fund	—	99,512	21,648	—	—	—	2,155,426	(95,735)	2,180,851
Kempner Treasury and Income Fund	60,570	144,657	—	—	—	—	1,781,527	—	1,986,754
LKCM Multi-Cap Equity Fund	4,532	—	—	(918,106)	—	—	862,253	—	(51,321)
LKCM Small-Mid Cap Equity Fund	—	—	—	(3,274,844)	—	—	2,343,492	—	(931,352)
For Federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future net realized gains. At July 31, 2010, the breakdown of capital loss carryforwards was as follows:

			Total Capital Loss
	Expires 2017	Expires 2018	Carryforwards

Core Growth Equity Fund	$7,058,150	$24,968,292	$32,026,442
Dividend Value Equity Fund	5,431,775	19,992,148	25,423,923
Strategic Balanced Fund	1,632,619	1,230,836	2,863,455
Kempner Multi-Cap Deep Value Equity Fund	104,736	8,907,222	9,011,958
Small Cap Equity Fund	11,403,900	—	11,403,900
International Equity Fund	9,999,854	21,246,459	31,246,313
LKCM Multi-Cap Equity Fund	272,679	645,427	918,106
LKCM Small-Mid Cap Equity Fund	837,907	2,436,937	3,274,844
Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2009 through July 31, 2010 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.
During the fiscal year ended July 31, 2010, the Small Cap Equity Fund and Low Duration Bond Fund utilized $1,129,892 and $170,608, respectively, of capital loss carryforwards, to offset capital gains.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2011 were as follows:

				Net Unrealized
	Federal	Appreciated	Depreciated	Appreciation
	Tax Cost	Securities	Securities	(Depreciation)

Core Growth Equity Fund	$257,129,387	$79,800,471	$(3,007,879)	$76,792,592
Dividend Value Equity Fund	302,137,591	44,582,128	(2,153,977)	42,428,151
Strategic Balanced Fund	20,230,128	1,131,042	(496,118)	634,924
Diversified Strategies Fund	11,141,920	6,098	(23,170)	(17,072)
Kempner Multi-Cap Deep Value Equity Fund	213,925,313	25,257,912	(34,883,956)	(9,626,044)
Small Cap Equity Fund	248,056,690	33,113,975	(4,782,257)	28,331,718

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011

	Federal	Appreciated	Depreciated	Net Unrealized
	Tax Cost	Securities	Securities	Appreciation

International Equity Fund	$255,996,930	$65,612,819	$(9,086,198)	$56,526,621
Low Duration Bond Fund	278,748,131	5,920,150	(665,883)	5,254,267
Total Return Bond Fund	479,685,768	20,003,572	(9,363,061)	10,640,511
Municipal Bond Fund	141,846,250	3,896,684	(1,386,806)	2,509,878
Low Duration Municipal Bond Fund	66,540,505	1,339,795	(52,290)	1,287,505
Kempner Treasury and Income Fund	25,952,233	1,668,522	—	1,668,522
LKCM Multi-cap Equity Fund	5,868,037	1,982,231	(62,417)	1,919,814
LKCM Small-Mid Cap Equity Fund	31,115,493	7,282,559	(87,674)	7,194,885
9. Securities Lending:
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Cash collateral received may be invested in accordance within the guidelines approved by the Funds’ Adviser. Any loss from investments of cash collateral is at the relevant Fund’s risk. Investments purchased with cash collateral are presented on the Schedules of Investments. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.
Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.
10. Risks:
At January 31, 2011, the net assets of the Frost International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
The Strategic Balanced Fund, Low Duration Bond Fund and Total Return Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In pursuing its investment objective, the Strategic Balanced Fund and Diversified Strategies Fund may invest in other investment companies, such as mutual funds, closed-end funds and exchange traded funds (“ETFs”). Closed-end funds and ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Strategic Balanced and Diversified Strategies Funds’ holdings at the most optimal time, which could adversely affect the Strategic Balanced and Diversified Strategies Funds’ performance.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
To the extent the Strategic Balanced Fund and Diversified Strategies Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Strategic Balanced Fund and Diversified Strategies Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Strategic Balanced and Diversified Strategies Funds’ investment could decline, which could adversely affect the Strategic Balanced and Diversified Strategies Funds’ performance. By investing in another investment company, the Strategic Balanced Fund and Diversified Strategies Fund shareholders indirectly bear the Strategic Balanced and Diversified Strategies Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that the Strategic Balanced Fund and Diversified Strategies Fund shareholders directly bear in connection with the Strategic Balanced and Diversified Strategies Funds’ own operations.
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
11. Other:
On January 31, 2011, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of	% of Outstanding
	Shareholders	Shares

Core Growth Equity Fund
Institutional Class Shares	1	96.47%
Class A Shares	4	94.86%

Dividend Value Equity Fund
Institutional Class Shares	1	94.07%
Class A Shares	4	70.45%

Strategic Balanced Fund
Institutional Class Shares	1	99.21%
Class A Shares	4	79.56%

Diversified Strategies Fund
Class A Shares	1	93.05%

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares	1	99.05%
Class A Shares	5	96.11%

Small Cap Equity Fund
Institutional Class Shares	1	95.09%
Class A Shares	5	86.44%

International Equity Fund
Institutional Class Shares	1	91.42%
Class A Shares	4	89.88%

Low Duration Bond Fund
Institutional Class Shares	1	93.37%
Class A Shares	4	75.77%

Total Return Bond Fund
Institutional Class Shares	1	90.49%
Class A Shares	4	92.12%

Municipal Bond Fund
Institutional Class Shares	1	99.17%
Class A Shares	3	96.15%

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011

	# of	% of Outstanding
	Shareholders	Shares

Low Duration Municipal Bond Fund
Institutional Class Shares	1	99.54%
Class A Shares	3	87.86%

Kempner Treasury and Income Fund
Institutional Class Shares	1	96.94%

LKCM Multi-Cap Equity Fund
Institutional Class Shares	1	99.47%

LKCM Small-Mid Cap Equity Fund
Institutional Class Shares	2	89.96%
These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.
12. Subsequent Events:
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the Financial Statements as of January 31, 2011.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Fund’s costs in two ways:
• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning	Ending		Expense
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	08/01/10	01/31/11	Ratios	Period*

Core Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,204.70	0.82%	$4.56
Class A Shares	$1,000.00	$1,204.80	1.07%	$5.95
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.07	0.82%	$4.18
Class A Shares	$1,000.00	$1,019.81	1.07%	$5.45

Dividend Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,178.60	0.82%	$4.50
Class A Shares	$1,000.00	$1,177.10	1.07%	$5.87
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.07	0.82%	$4.18
Class A Shares	$1,000.00	$1,019.81	1.07%	$5.45

Strategic Balanced Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,103.40	1.26%	$6.68
Class A Shares	$1,000.00	$1,100.00	1.55%	$8.20
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.85	1.26%	$6.41
Class A Shares	$1,000.00	$1,017.39	1.55%	$7.88

Diversified Strategies Fund (1)
Actual Fund Return
Class A Shares	$1,000.00	$995.00	1.84%	$1.21 **
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,002.08	1.84%	$9.29

Kempner Multi-Cap Deep Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,158.70	0.79%	$4.30
Class A Shares	$1,000.00	$1,157.30	1.04%	$5.66
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.22	0.79%	$4.02
Class A Shares	$1,000.00	$1,019.96	1.04%	$5.30

Small Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,255.00	1.11%	$6.31
Class A Shares	$1,000.00	$1,253.70	1.36%	$7.73
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.61	1.11%	$5.65
Class A Shares	$1,000.00	$1,018.35	1.36%	$6.92

International Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,159.50	1.14%	$6.21
Class A Shares	$1,000.00	$1,158.40	1.39%	$7.56
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.46	1.14%	$5.80
Class A Shares	$1,000.00	$1,018.20	1.39%	$7.07

Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,009.10	0.53%	$2.68
Class A Shares	$1,000.00	$1,007.90	0.78%	$3.95
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.53	0.53%	$2.70
Class A Shares	$1,000.00	$1,021.27	0.78%	$3.97

Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,043.00	0.51%	$2.63
Class A Shares	$1,000.00	$1,041.80	0.76%	$3.91
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.63	0.51%	$2.60
Class A Shares	$1,000.00	$1,021.37	0.76%	$3.87

Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$982.40	0.61%	$3.05
Class A Shares	$1,000.00	$980.20	0.86%	$4.29
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.13	0.61%	$3.11
Class A Shares	$1,000.00	$1,020.87	0.86%	$4.38

Low Duration Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$996.80	0.61%	$3.07
Class A Shares	$1,000.00	$995.50	0.86%	$4.33
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.13	0.61%	$3.11
Class A Shares	$1,000.00	$1,020.87	0.86%	$4.38

Kempner Treasury and Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,010.10	0.77%	$3.90
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.32	0.77%	$3.92

LKCM Multi-Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,259.00	1.35%	$7.69
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.40	1.35%	$6.87

LKCM Small-Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,261.70	1.30%	$7.41
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.65	1.30%	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

**	Commenced operations on January 7, 2011. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 24/365.

(1)	Excludes indirect expenses of underlying funds in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of the Advisors Inner Circle Fund II (the “Trust”) must annually review and re-approve the following agreements (collectively, the “Agreements”):
—	the Advisory Agreement between Frost Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Diversified Strategies Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Kempner Treasury and Income Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund (collectively, the “Funds”); and

—	the Sub-Advisory Agreements between the Adviser and Kempner Capital Management, Inc., the Adviser and Luther King Capital Management Corporation, the Adviser and Thornburg Investment Management, Inc., the Adviser and Cambiar Investors LLC, and the Adviser and Artio Global Management LLC (each a “Sub-Adviser” and, collectively, the “Sub-Advisers”).
After their initial two-year terms, the Agreements must be re-approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. The Trustees use this information, as well as other information that the Advisers and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.
Prior to this year’s meeting held on November 9-10, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Advisers and Sub-Advisers; (ii) the investment performance of the Funds, the Adviser and the Sub-Advisers; (iii) the costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.
At the meeting, representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, the representatives from the Adviser and each of the Sub-Advisers presented overviews of their advisory businesses, including the Adviser and each Sub-Adviser’s history; ownership structure; investment personnel; assets under management; investment approach, philosophy and strategy, including use of derivatives, if applicable; risk management; best execution, including commission rates paid; use of soft dollars and business plan. The representatives of the Adviser and Sub-Advisers also reviewed each Fund’s portfolio characteristics. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser and the Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and each of the Sub-Advisers and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent, and Quality of Services Provided by the Adviser and the Sub-Advisers
In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and each of the Sub-Advisers to the Fund(s) they managed, including the quality and continuity of the Adviser and the Sub-Advisers’ portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser and each of the Sub-Advisers was provided

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)
to the Board, as was the response of the Adviser and each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each respective Fund.
The Trustees also considered other services provided by the Adviser and the Sub-Advisers to the Fund(s) they manage, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers.
Investment Performance of the Funds, the Adviser and the Sub-Advisers
The Board was provided with information regarding each Fund’s performance since the Agreements were last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser and the Sub-Advisers provided information regarding and led a discussion of factors impacting the performance of their respective Fund(s) over the past year, outlining current market conditions and their expectations and strategies for the future. The Board noted that the Frost Kempner Multi-Cap Deep Value Equity Fund, Frost LKCM Small-Mid Cap Equity Fund and Frost International Equity Fund had each generally outperformed their respective benchmarks. With respect to the Frost Strategic Balanced Fund, Frost Low Duration Bond Fund and Frost LKCM Multi-Cap Equity Fund, the Board noted that each Fund’s performance was comparable to that of its benchmark index. With respect to the Frost Municipal Bond Fund and Frost Low Duration Municipal Bond Fund, the Board noted that, although each of these Funds underperformed its respective benchmark over recent periods of time, each Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. With respect to the Frost Core Growth Equity Fund and Frost Dividend Value Equity Fund, the Board noted that although each Fund underperformed its benchmark over various periods of time, each Fund’s recent performance was comparable to that of its benchmark and did not necessitate significant additional review. With respect to the Frost Kempner Treasury and Income Fund and Frost Total Return Bond Fund, the Board noted that although each Fund underperformed its benchmark over recent periods of time, each Fund’s long-term performance was generally favorable when compared to its benchmark and did not necessitate any significant additional review. With respect to the Frost Small Cap Equity Fund, the Board noted that the Fund had recently changed sub-advisers and that there had been marked improvement in performance since the change. As a result, the Board deemed that additional review was not necessary at the present time. Based on this information, the Board concluded that each Fund’s performance was reasonable and was satisfied with the investment results that the Adviser and each Sub-Adviser had been able to achieve for the respective Fund(s).
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fees payable to the Adviser and each of the Sub-Advisers were reasonable, the Trustees reviewed a report of the fees paid to the Adviser and each Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and each of the Sub-Advisers from their relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its voluntary expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of each Agreement are fair and reasonable; (b) concluded that the Adviser and each of the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and each of the Sub-Advisers provide to the respective Fund(s); and (c) agreed to renew each Agreement for another year.

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)
Frost Diversified Strategies Fund
During the reporting period, pursuant to Section 15(c) of the 1940 Act, at its August 10-11, 2010 meeting, the Board of the Trust considered the approval of a new advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Frost Diversified Strategies Fund (the “Fund”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.
Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.
At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history and investment personnel. The representatives also discussed the rationale for introducing the Fund and the proposed business plan to grow the Fund’s assets. Additionally, the Adviser’s representatives provided an overview of the Fund and discussed its objective, structure, risks and portfolio composition, as well as the Fund’s portfolio creation process. In particular, the Adviser’s representatives noted that the Fund’s portfolio would consist of two allocations, one focused on more traditional asset classes and a second focused on alternative asset classes. In addition, the Adviser’s representatives discussed the Fund’s use of derivatives. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.
The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Cost of Services Provided and Economies of Scale
In concluding that the advisory fees payable by the Fund to the Adviser were reasonable, the Trustees reviewed a report of the proposed fee to be paid by the Fund to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s expected total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the

THE ADVISORS’ INNER CIRCLE FUND II	FROST FUNDS
JANUARY 31, 2011
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)
Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

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Investment Adviser
Frost Investment Advisors, LLC
100 West Houston Street
San Antonio, Texas 78205
Sub-Advisers
Thornburg Investment Management, Inc.
2300 North Ridgetop Road
Santa Fe, New Mexico 87506
Kempner Capital Management, Inc.
2201 Market Street, 12th Floor FNB Bldg.
Galveston, Texas 77550-1503
Cambiar Investors LLC
2401 East Second Avenue
Denver, Colorado 80206
Artio Global Management LLC
330 Madison Avenue
New York, New York 10017
Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
Legal Counsel
Morgan, Lewis & Bockius LLP
This information must be preceded or accompanied by a current prospectus for the Funds.
FIA-SA-001-0300

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson, President
Date: April 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson, President

Date: April 8, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO
Date: April 8, 2011